UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 04186

John Hancock Income Securities Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service) Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	October 31
Date of reporting period:	April 30, 2022

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual report
John Hancock
Income Securities Trust
Closed-end fixed income
Ticker: JHS
April 30, 2022

A message to shareholders
Dear shareholders,
The bond market declined for the six months ended April 30, 2022, reflecting a broad rise in bond yields. Improving economic growth, combined with supply chain shortages, led to significantly higher inflation. By the end of the period, the inflation rate surged to a 40-year high. To combat rising inflationary pressures, the U.S. Federal Reserve (Fed) began raising short-term interest rates late in the period, which pushed bond yields higher and prices lower. Furthermore, the conflict between Russia and Ukraine, which created significant geopolitical and economic uncertainty, led to heightened volatility in the bond market. Although bond yields rose across the board, short-term bond yields increased the most, reflecting the Fed’s interest-rate hike and expectations for more going forward.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly in an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Income Securities Trust

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Fund’s investments
36	Financial statements
40	Financial highlights
41	Notes to financial statements
50	Investment objective, principal investment strategies, and principal risks
54	Additional information
55	Shareholder meeting
56	More information
SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to generate a high level of current income consistent with prudent investment risk.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2022 (%)

The Bloomberg U.S. Government/Credit Index tracks the performance of U.S. government bonds, U.S. corporate bonds, and Yankee bonds.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The performance data contained within this material represents past performance, which does not guarantee future results.
Investment returns and principal value will fluctuate and a shareholder may sustain losses. Further, the fund’s performance at net asset value (NAV) is different from the fund’s performance at closing market price because the closing market price is subject to the dynamics of secondary market trading. Market risk may increase when shares are purchased at a premium to NAV or sold at a discount to NAV. Current month-end performance may be higher or lower than the performance cited. The fund’s most recent performance can be found at jhinvestments.com or by calling 800-852-0218.
2	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 4/30/2022 (% of total investments)

QUALITY COMPOSITION AS OF 4/30/2022 (% of total investments)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 4-30-22 and do not reflect subsequent downgrades or upgrades, if any.
SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	3

COUNTRY COMPOSITION AS OF 4/30/2022 (% of total investments)
United States	87.2
United Kingdom	2.1
Canada	2.0
Other countries	8.7
TOTAL	100.0
4	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2022

Average annual total returns (%)				Cumulative total returns (%)
	1-Year	5-Year	10-Year	6-month	5-year	10-Year
At Net asset value	-12.10	2.36	4.63	-13.80	12.40	57.27
At Market price	-11.47	3.53	3.83	-12.90	18.93	45.56
Bloomberg U.S. Government/Credit Index	-8.47	1.45	1.90	-9.92	7.46	20.75
Performance figures assume all distributions have been reinvested.
The returns reflect past results and should not be considered indicative of future performance. Investment returns and principal value will fluctuate and a shareholder may sustain losses. Further, the fund’s performance at net asset value (NAV) is different from the fund’s performance at closing market price because the closing market price is subject to the dynamics of secondary market trading. Market risk may be augmented when shares are purchased at a premium to NAV or when shares need to be sold at a discount to NAV. Current month-end performance may be higher or lower than the performance cited. The fund’s most recent performance can be found at jhinvestments.com or by calling 800-852-0218.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the sale of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	5

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Income Securities Trust for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Bloomberg U.S. Government/Credit Index.
The Bloomberg U.S. Government/Credit Index tracks the performance of U.S. government bonds, U.S. corporate bonds, and Yankee bonds.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The returns reflect past results and should not be considered indicative of future performance.
6	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-22 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 25.9% (15.9% of Total investments)				$39,559,857
(Cost $42,095,741)
U.S. Government 6.7%				10,159,642
U.S. Treasury
Bond (A)(B)	1.875	11-15-51	2,924,600	2,293,983
Bond (B)	2.250	02-15-52	328,000	281,619
Note (B)	1.875	02-15-32	5,671,000	5,178,332
Note (A)(B)	2.500	03-31-27	2,455,000	2,405,708
U.S. Government Agency 19.2%				29,400,215
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	2.000	11-01-51	174,971	154,793
30 Yr Pass Thru	2.000	12-01-51	586,029	518,173
30 Yr Pass Thru	2.000	01-01-52	203,690	180,073
30 Yr Pass Thru	2.500	08-01-50	57,761	53,169
30 Yr Pass Thru	2.500	11-01-51	551,051	505,571
30 Yr Pass Thru	2.500	12-01-51	182,739	167,086
30 Yr Pass Thru	3.000	03-01-43	366,887	355,647
30 Yr Pass Thru	3.000	10-01-49	923,194	879,514
30 Yr Pass Thru	3.000	12-01-49	61,920	58,990
30 Yr Pass Thru	3.000	12-01-49	1,283,512	1,219,975
30 Yr Pass Thru	3.000	01-01-50	888,028	847,954
30 Yr Pass Thru	3.500	07-01-46	528,137	519,804
30 Yr Pass Thru	3.500	10-01-46	369,748	364,874
30 Yr Pass Thru	3.500	12-01-46	165,150	162,869
30 Yr Pass Thru	3.500	02-01-47	942,884	928,686
30 Yr Pass Thru	3.500	11-01-48	1,781,922	1,752,303
Federal National Mortgage Association
30 Yr Pass Thru	2.000	09-01-50	519,940	462,011
30 Yr Pass Thru	2.000	02-01-52	4,113,664	3,637,346
30 Yr Pass Thru (C)	2.500	TBA	3,211,000	2,929,535
30 Yr Pass Thru	2.500	08-01-51	513,117	471,009
30 Yr Pass Thru	2.500	11-01-51	565,564	519,991
30 Yr Pass Thru	2.500	01-01-52	610,872	558,737
30 Yr Pass Thru	3.000	12-01-42	1,080,890	1,042,837
30 Yr Pass Thru	3.000	07-01-43	280,939	270,522
30 Yr Pass Thru	3.000	11-01-49	290,611	276,588
30 Yr Pass Thru	3.500	12-01-42	1,328,124	1,320,714
30 Yr Pass Thru	3.500	01-01-43	1,297,497	1,290,259
30 Yr Pass Thru	3.500	04-01-45	447,685	442,110
30 Yr Pass Thru	3.500	11-01-46	894,599	880,662
30 Yr Pass Thru	3.500	07-01-47	957,539	941,724
30 Yr Pass Thru	3.500	07-01-47	946,145	931,701
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	7

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	11-01-47	397,640	$390,824
30 Yr Pass Thru	3.500	09-01-49	219,435	213,839
30 Yr Pass Thru	3.500	03-01-50	541,300	527,327
30 Yr Pass Thru (C)	4.000	TBA	3,303,000	3,283,517

30 Yr Pass Thru	4.000	09-01-41	334,315	339,481
Foreign government obligations 0.7% (0.5% of Total investments)				$1,155,592
(Cost $1,170,128)
Argentina 0.2%				313,286
Republic of Argentina Bond (2.500% to 7-9-22, then 3.500% to 7-9-29, then 4.875% thereafter)	2.500	07-09-41	937,000	313,286
Qatar 0.2%				287,234
State of Qatar Bond (D)	5.103	04-23-48	259,000	287,234
Saudi Arabia 0.3%				555,072
Kingdom of Saudi Arabia Bond (A)(B)(D)	4.375	04-16-29	534,000	555,072

Corporate bonds 101.4% (62.3% of Total investments)				$155,212,253
(Cost $167,652,720)
Communication services 13.1%				20,108,418
Diversified telecommunication services 3.1%
AT&T, Inc. (B)	3.100	02-01-43	1,225,000	947,867
AT&T, Inc. (B)	3.500	06-01-41	423,000	351,520
AT&T, Inc. (B)	3.650	06-01-51	364,000	295,001
C&W Senior Financing DAC (D)	6.875	09-15-27	240,000	232,874
Connect Finco SARL (D)	6.750	10-01-26	371,000	360,798
GCI LLC (D)	4.750	10-15-28	183,000	169,733
Level 3 Financing, Inc. (D)	3.400	03-01-27	328,000	295,200
Switch, Ltd. (D)	3.750	09-15-28	63,000	59,063
Telecom Argentina SA (D)	8.000	07-18-26	186,000	176,237
Telefonica Emisiones SA	5.213	03-08-47	403,000	379,074
Telesat Canada (D)	5.625	12-06-26	120,000	85,673
Total Play Telecomunicaciones SA de CV (D)	6.375	09-20-28	216,000	179,930
Total Play Telecomunicaciones SA de CV (D)	7.500	11-12-25	362,000	335,755
Verizon Communications, Inc. (B)	4.329	09-21-28	635,000	638,633
Verizon Communications, Inc. (B)	4.400	11-01-34	274,000	269,912
Entertainment 2.6%
AMC Entertainment Holdings, Inc. (D)	10.000	06-15-26	332,000	278,073
Lions Gate Capital Holdings LLC (D)	5.500	04-15-29	216,000	191,482
Live Nation Entertainment, Inc. (A)(B)(D)	4.750	10-15-27	272,000	255,544
Magallanes, Inc. (B)(D)	4.279	03-15-32	451,000	418,931
Netflix, Inc.	4.875	04-15-28	564,000	552,122
8	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Entertainment (continued)
Netflix, Inc. (A)(B)(D)	4.875	06-15-30	209,000	$203,777
Netflix, Inc. (D)	5.375	11-15-29	92,000	92,092
Netflix, Inc.	5.875	11-15-28	400,000	412,000
Playtika Holding Corp. (B)(D)	4.250	03-15-29	45,000	40,543
Take-Two Interactive Software, Inc. (B)	3.300	03-28-24	263,000	261,405
Take-Two Interactive Software, Inc. (B)	3.550	04-14-25	149,000	147,541
The Walt Disney Company (B)	7.750	01-20-24	1,020,000	1,092,392
Interactive media and services 0.2%
ANGI Group LLC (A)(B)(D)	3.875	08-15-28	165,000	130,660
Match Group Holdings II LLC (D)	3.625	10-01-31	106,000	88,181
Twitter, Inc. (A)(B)(D)	3.875	12-15-27	181,000	177,435
Media 5.1%
Cable One, Inc. (A)(B)(D)	4.000	11-15-30	92,000	78,937
CCO Holdings LLC (D)	4.500	06-01-33	160,000	130,899
Charter Communications Operating LLC	3.900	06-01-52	179,000	129,148
Charter Communications Operating LLC	4.200	03-15-28	820,000	792,315
Charter Communications Operating LLC	4.800	03-01-50	573,000	469,440
Charter Communications Operating LLC (B)	5.750	04-01-48	617,000	579,302
Charter Communications Operating LLC	6.484	10-23-45	606,000	610,789
Clear Channel Outdoor Holdings, Inc. (D)	7.750	04-15-28	527,000	496,698
Comcast Corp. (B)	4.150	10-15-28	526,000	528,832
Globo Comunicacao e Participacoes SA (D)	4.875	01-22-30	315,000	270,903
News Corp. (D)	3.875	05-15-29	166,000	150,101
News Corp. (D)	5.125	02-15-32	84,000	80,220
Radiate Holdco LLC (D)	6.500	09-15-28	175,000	154,000
Sirius XM Radio, Inc. (B)(D)	4.000	07-15-28	274,000	247,628
Sirius XM Radio, Inc. (A)(B)(D)	5.000	08-01-27	339,000	327,135
Stagwell Global LLC (D)	5.625	08-15-29	131,000	115,632
Townsquare Media, Inc. (D)	6.875	02-01-26	83,000	82,635
Univision Communications, Inc. (D)	4.500	05-01-29	88,000	78,980
Videotron, Ltd. (B)(D)	3.625	06-15-29	132,000	114,840
VTR Finance NV (D)	6.375	07-15-28	2,610,000	2,381,651
Wireless telecommunication services 2.1%
MTN Mauritius Investments, Ltd. (D)	4.755	11-11-24	225,000	222,786
Oztel Holdings SPC, Ltd. (A)(B)(D)	6.625	04-24-28	230,000	238,300
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (E)	6.875	07-19-27	400,000	374,128
Telefonica Celular del Paraguay SA (D)	5.875	04-15-27	200,000	200,404
T-Mobile USA, Inc. (B)	2.050	02-15-28	504,000	444,041
T-Mobile USA, Inc. (B)	2.550	02-15-31	168,000	142,690
T-Mobile USA, Inc. (A)(B)	2.875	02-15-31	45,000	38,198
T-Mobile USA, Inc. (B)	3.750	04-15-27	228,000	221,683
T-Mobile USA, Inc. (B)	3.875	04-15-30	517,000	489,309
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	9

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Wireless telecommunication services (continued)
T-Mobile USA, Inc. (B)	4.500	04-15-50	299,000	$272,499
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	497,000	524,847
Consumer discretionary 11.0%				16,866,779
Auto components 0.2%
Aptiv PLC (A)(B)	3.250	03-01-32	116,000	102,330
Dealer Tire LLC (D)	8.000	02-01-28	92,000	89,998
LCM Investments Holdings II LLC (D)	4.875	05-01-29	74,000	64,848
Automobiles 2.0%
Daimler Trucks Finance North America LLC (B)(D)	1.625	12-13-24	238,000	226,008
Ford Motor Company	3.250	02-12-32	134,000	108,902
Ford Motor Credit Company LLC	4.125	08-17-27	329,000	304,999
Ford Motor Credit Company LLC	5.113	05-03-29	514,000	487,015
General Motors Company (B)	5.400	04-01-48	162,000	152,121
General Motors Financial Company, Inc. (B)	2.400	10-15-28	611,000	522,725
General Motors Financial Company, Inc. (B)	3.600	06-21-30	717,000	644,905
General Motors Financial Company, Inc. (B)	4.350	01-17-27	310,000	305,878
Hyundai Capital America (B)(D)	1.800	10-15-25	156,000	143,743
Hyundai Capital America (B)(D)	2.375	10-15-27	156,000	138,871
Diversified consumer services 0.3%
Service Corp. International	3.375	08-15-30	114,000	98,040
Service Corp. International	4.000	05-15-31	183,000	164,700
Sotheby’s (D)	7.375	10-15-27	201,000	198,196
Hotels, restaurants and leisure 5.9%
Affinity Gaming (D)	6.875	12-15-27	123,000	115,207
Booking Holdings, Inc. (B)	4.625	04-13-30	368,000	376,304
CCM Merger, Inc. (A)(B)(D)	6.375	05-01-26	105,000	104,738
Choice Hotels International, Inc. (B)	3.700	12-01-29	179,000	167,267
Choice Hotels International, Inc. (B)	3.700	01-15-31	208,000	192,256
Dave & Buster’s, Inc. (D)	7.625	11-01-25	34,000	35,275
Expedia Group, Inc. (B)	2.950	03-15-31	222,000	190,513
Expedia Group, Inc. (B)	3.250	02-15-30	670,000	597,662
Expedia Group, Inc. (B)	3.800	02-15-28	582,000	554,292
Expedia Group, Inc. (B)	4.625	08-01-27	310,000	311,417
Expedia Group, Inc. (B)	5.000	02-15-26	386,000	394,428
Full House Resorts, Inc. (D)	8.250	02-15-28	915,000	906,024
Hilton Domestic Operating Company, Inc. (A)(B)	4.875	01-15-30	233,000	224,775
Hilton Domestic Operating Company, Inc. (D)	5.750	05-01-28	69,000	69,983
Hilton Grand Vacations Borrower Escrow LLC (D)	4.875	07-01-31	144,000	125,755
10	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Hilton Grand Vacations Borrower Escrow LLC (D)	5.000	06-01-29	182,000	$164,255
Hyatt Hotels Corp.	1.800	10-01-24	165,000	156,862
Hyatt Hotels Corp.	6.000	04-23-30	189,000	198,370
International Game Technology PLC (D)	6.500	02-15-25	225,000	228,938
Jacobs Entertainment, Inc. (D)	6.750	02-15-29	77,000	75,437
Life Time, Inc. (A)(B)(D)	8.000	04-15-26	94,000	91,776
Marriott International, Inc. (B)	2.850	04-15-31	339,000	291,549
Marriott International, Inc. (B)	3.125	06-15-26	128,000	123,999
Marriott International, Inc. (B)	3.500	10-15-32	196,000	175,043
Marriott International, Inc. (B)	4.625	06-15-30	300,000	295,810
Marriott International, Inc. (B)	5.750	05-01-25	750,000	786,062
MGM Resorts International	4.750	10-15-28	314,000	288,425
Mohegan Gaming & Entertainment (D)	8.000	02-01-26	226,000	200,575
New Red Finance, Inc. (D)	4.000	10-15-30	454,000	388,102
Premier Entertainment Sub LLC (D)	5.625	09-01-29	133,000	106,400
Premier Entertainment Sub LLC (D)	5.875	09-01-31	363,000	285,863
Resorts World Las Vegas LLC (A)(B)(D)	4.625	04-16-29	200,000	174,227
Travel + Leisure Company (D)	4.625	03-01-30	145,000	129,050
Travel + Leisure Company	6.600	10-01-25	111,000	115,163
Wyndham Hotels & Resorts, Inc. (D)	4.375	08-15-28	101,000	94,136
Yum! Brands, Inc.	3.625	03-15-31	191,000	164,119
Yum! Brands, Inc. (D)	4.750	01-15-30	183,000	174,079
Household durables 0.5%
Brookfield Residential Properties, Inc. (D)	5.000	06-15-29	117,000	103,480
Century Communities, Inc. (D)	3.875	08-15-29	260,000	219,073
Century Communities, Inc.	6.750	06-01-27	179,000	180,971
Empire Communities Corp. (D)	7.000	12-15-25	57,000	54,008
KB Home (A)(B)	4.000	06-15-31	202,000	172,710
Toll Brothers Finance Corp. (A)(B)	3.800	11-01-29	56,000	50,828
Internet and direct marketing retail 1.1%
Amazon.com, Inc. (B)	3.150	08-22-27	660,000	645,946
Amazon.com, Inc. (B)	4.050	08-22-47	344,000	335,125
eBay, Inc. (B)	2.700	03-11-30	457,000	402,549
QVC, Inc.	5.450	08-15-34	280,000	224,350
Multiline retail 0.6%
Dollar Tree, Inc. (A)(B)	4.200	05-15-28	879,000	872,226
Macy’s Retail Holdings LLC (A)(B)(D)	5.875	04-01-29	54,000	51,225
Macy’s Retail Holdings LLC (A)(B)(D)	5.875	03-15-30	15,000	14,075
Macy’s Retail Holdings LLC (D)	6.125	03-15-32	27,000	24,975
Specialty retail 0.4%
Asbury Automotive Group, Inc. (A)(B)(D)	4.625	11-15-29	38,000	34,205
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	11

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail (continued)
Asbury Automotive Group, Inc.	4.750	03-01-30	134,000	$120,093
AutoNation, Inc. (B)	4.750	06-01-30	182,000	179,241
Group 1 Automotive, Inc. (D)	4.000	08-15-28	33,000	29,691
Ken Garff Automotive LLC (D)	4.875	09-15-28	128,000	116,485
Lithia Motors, Inc. (D)	3.875	06-01-29	80,000	72,238
Lithia Motors, Inc. (D)	4.375	01-15-31	80,000	73,400
Lithia Motors, Inc. (D)	4.625	12-15-27	40,000	38,100
Specialty Building Products Holdings LLC (D)	6.375	09-30-26	25,000	24,370
Consumer staples 2.3%				3,526,717
Beverages 0.3%
Anheuser-Busch InBev Worldwide, Inc. (B)	4.600	04-15-48	564,000	531,092
Food and staples retailing 0.4%
Advantage Sales & Marketing, Inc. (D)	6.500	11-15-28	312,000	283,530
Albertsons Companies, Inc. (D)	3.250	03-15-26	109,000	99,463
Albertsons Companies, Inc. (D)	3.500	03-15-29	274,000	230,818
Food products 1.4%
BRF SA (A)(B)(D)	5.750	09-21-50	212,000	166,210
Coruripe Netherlands BV (D)	10.000	02-10-27	205,000	177,325
JBS Finance Luxembourg Sarl (B)(D)	3.625	01-15-32	207,000	176,664
JBS USA LUX SA (D)	3.750	12-01-31	65,000	57,200
Kraft Heinz Foods Company	4.375	06-01-46	274,000	240,062
Kraft Heinz Foods Company	4.875	10-01-49	62,000	57,724
Kraft Heinz Foods Company	5.000	06-04-42	139,000	133,706
Kraft Heinz Foods Company	5.500	06-01-50	216,000	217,506
Kraft Heinz Foods Company	6.500	02-09-40	156,000	171,328
MARB BondCo PLC (D)	3.950	01-29-31	264,000	219,300
NBM US Holdings, Inc. (D)	6.625	08-06-29	298,000	304,335
Post Holdings, Inc. (D)	5.500	12-15-29	185,000	168,350
Simmons Foods, Inc. (D)	4.625	03-01-29	33,000	29,778
Household products 0.1%
Edgewell Personal Care Company (D)	4.125	04-01-29	131,000	116,263
Personal products 0.1%
Oriflame Investment Holding PLC (A)(B)(D)	5.125	05-04-26	205,000	146,063
Energy 9.6%				14,654,329
Energy equipment and services 0.4%
CSI Compressco LP (A)(B)(D)	7.500	04-01-25	297,000	285,652
CSI Compressco LP (D)	7.500	04-01-25	88,000	84,638
CSI Compressco LP (10.000% Cash or 7.250% Cash and 3.500% PIK) (D)	10.000	04-01-26	285,633	277,064
Oil, gas and consumable fuels 9.2%
Aker BP ASA (D)	3.000	01-15-25	204,000	198,884
12	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Aker BP ASA (D)	3.750	01-15-30	169,000	$157,651
Aker BP ASA (A)(B)(D)	4.000	01-15-31	394,000	370,386
Altera Infrastructure LP (D)	8.500	07-15-23	180,000	99,000
Antero Midstream Partners LP (B)(D)	5.375	06-15-29	178,000	166,843
Antero Resources Corp. (D)	5.375	03-01-30	69,000	67,419
Antero Resources Corp. (D)	7.625	02-01-29	1,014,000	1,074,434
Ascent Resources Utica Holdings LLC (D)	5.875	06-30-29	221,000	213,908
Calumet Specialty Products Partners LP (A)(B)(D)	8.125	01-15-27	400,000	358,000
Cheniere Energy Partners LP	4.000	03-01-31	282,000	255,240
Cheniere Energy Partners LP (A)(B)	4.500	10-01-29	403,000	385,873
Continental Resources, Inc.	4.900	06-01-44	146,000	127,370
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (D)	5.850	05-21-43	200,000	181,774
Diamondback Energy, Inc. (B)	3.125	03-24-31	208,000	185,614
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%) (B)	5.500	07-15-77	340,000	325,690
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%) (A)(B)	5.750	07-15-80	347,000	344,398
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%) (B)	6.250	03-01-78	306,000	308,599
Energean Israel Finance, Ltd. (D)	5.375	03-30-28	79,000	72,398
Energean Israel Finance, Ltd. (D)	5.875	03-30-31	138,000	123,612
Energy Transfer LP (B)	4.200	04-15-27	172,000	169,457
Energy Transfer LP (B)	5.150	03-15-45	345,000	310,982
Energy Transfer LP (B)	5.250	04-15-29	617,000	626,707
Energy Transfer LP (B)	5.400	10-01-47	250,000	229,707
Energy Transfer LP (B)	5.500	06-01-27	263,000	272,264
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (B)(E)	6.500	11-15-26	363,000	344,890
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%) (A)(B)	5.250	08-16-77	580,000	529,922
EQT Corp.	7.500	02-01-30	103,000	114,082
Hess Midstream Operations LP (D)	4.250	02-15-30	59,000	54,120
Hess Midstream Operations LP (D)	5.500	10-15-30	25,000	24,632
Kinder Morgan Energy Partners LP (B)	7.750	03-15-32	208,000	249,826
Leviathan Bond, Ltd. (D)	6.500	06-30-27	327,000	321,370
Leviathan Bond, Ltd. (D)	6.750	06-30-30	64,000	62,461
Lundin Energy Finance BV (B)(D)	2.000	07-15-26	208,000	187,619
Lundin Energy Finance BV (B)(D)	3.100	07-15-31	298,000	259,834
MC Brazil Downstream Trading SARL (D)	7.250	06-30-31	209,000	181,830
Midwest Connector Capital Company LLC (B)(D)	3.900	04-01-24	359,000	356,833
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	13

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
MPLX LP (B)	4.000	03-15-28	238,000	$230,744
MPLX LP (B)	4.125	03-01-27	79,000	78,268
MPLX LP (B)	4.250	12-01-27	170,000	168,410
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (A)(B)(E)	6.875	02-15-23	752,000	736,208
Ovintiv, Inc. (B)	7.200	11-01-31	41,000	46,817
Parkland Corp. (B)(D)	4.500	10-01-29	678,000	593,481
Parkland Corp. (D)	4.625	05-01-30	130,000	113,750
Petrobras Global Finance BV	6.900	03-19-49	123,000	115,877
Sabine Pass Liquefaction LLC (B)	4.200	03-15-28	146,000	143,179
Sabine Pass Liquefaction LLC (A)(B)	4.500	05-15-30	310,000	307,591
Sabine Pass Liquefaction LLC (B)	5.000	03-15-27	259,000	264,878
Sabine Pass Liquefaction LLC (B)	5.875	06-30-26	175,000	183,853
Southwestern Energy Company	4.750	02-01-32	98,000	92,672
Sunoco LP	4.500	05-15-29	72,000	64,745
Sunoco LP (D)	4.500	04-30-30	191,000	172,351
Targa Resources Corp. (B)	4.950	04-15-52	323,000	295,004
Targa Resources Partners LP (B)	4.000	01-15-32	267,000	242,126
The Williams Companies, Inc. (B)	3.750	06-15-27	355,000	346,395
The Williams Companies, Inc. (B)	5.750	06-24-44	114,000	118,576
TransCanada PipeLines, Ltd. (B)	4.250	05-15-28	205,000	204,728
Venture Global Calcasieu Pass LLC (D)	3.875	08-15-29	72,000	65,700
Venture Global Calcasieu Pass LLC (D)	4.125	08-15-31	119,000	107,993
Financials 27.5%				42,087,426
Banks 15.8%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year ICE Swap Rate + 5.168%) (B)(D)(E)	6.750	06-15-26	200,000	209,500
Banco Santander SA	4.379	04-12-28	200,000	195,301
Bank of America Corp. (1.734% to 7-22-26, then SOFR + 0.960%) (B)	1.734	07-22-27	89,000	79,867
Bank of America Corp. (2.087% to 6-14-28, then SOFR + 1.060%) (B)	2.087	06-14-29	447,000	388,149
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%) (B)	2.592	04-29-31	458,000	395,448
Bank of America Corp. (2.687% to 4-22-31, then SOFR + 1.320%) (B)	2.687	04-22-32	676,000	579,933
Bank of America Corp. (A)(B)	3.248	10-21-27	333,000	316,853
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%) (B)	3.846	03-08-37	328,000	291,854
Bank of America Corp. (B)	3.950	04-21-25	925,000	920,222
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (A)(B)(E)	6.300	03-10-26	610,000	623,725
Barclays PLC (B)	4.375	01-12-26	840,000	837,074
14	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Barclays PLC (4.375% to 3-15-28, then 5 Year CMT + 3.410%) (A)(B)(E)	4.375	03-15-28	296,000	$246,790
BPCE SA (B)(D)	4.500	03-15-25	475,000	474,453
Citigroup, Inc. (2.561% to 5-1-31, then SOFR + 1.167%) (B)	2.561	05-01-32	201,000	169,666
Citigroup, Inc. (B)	3.200	10-21-26	970,000	934,957
Citigroup, Inc. (B)	4.600	03-09-26	605,000	609,258
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) (E)	4.700	01-30-25	439,000	398,612
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (E)	6.250	08-15-26	525,000	524,669
Citizens Financial Group, Inc. (A)(B)	3.250	04-30-30	448,000	409,585
Credit Agricole SA (B)(D)	3.250	01-14-30	471,000	415,556
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (B)(D)(E)	7.875	01-23-24	600,000	615,000
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (A)(B)(E)	5.100	06-30-23	880,000	854,700
Freedom Mortgage Corp. (D)	8.125	11-15-24	232,000	224,731
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year ICE Swap Rate + 4.368%) (B)(E)	6.375	03-30-25	200,000	200,856
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%) (A)(B)	2.522	04-22-31	1,007,000	874,801
JPMorgan Chase & Co. (B)	2.950	10-01-26	541,000	518,429
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%) (B)	2.956	05-13-31	444,000	390,268
JPMorgan Chase & Co. (2.963% to 1-25-32, then SOFR + 1.260%) (B)	2.963	01-25-33	81,000	71,262
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%) (B)	3.960	01-29-27	422,000	417,559
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (B)(E)	4.600	02-01-25	379,000	350,310
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (B)(E)	6.750	02-01-24	1,170,000	1,190,574
Lloyds Banking Group PLC (B)	4.450	05-08-25	1,245,000	1,257,640
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (A)(B)(E)	7.500	06-27-24	385,000	392,700
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (A)(B)(E)	5.125	11-01-26	141,000	138,533
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (A)(B)(E)	6.000	12-29-25	393,000	387,321
NatWest Markets PLC (A)(B)(D)	1.600	09-29-26	439,000	393,619
PNC Bank NA (B)	4.050	07-26-28	891,000	880,875
Santander Holdings USA, Inc. (2.490% to 1-6-27, then SOFR + 1.249%) (B)	2.490	01-06-28	254,000	230,096
Santander Holdings USA, Inc. (B)	3.244	10-05-26	600,000	570,484
Santander Holdings USA, Inc. (B)	3.450	06-02-25	585,000	574,274
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	15

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Santander Holdings USA, Inc. (B)	4.400	07-13-27	155,000	$152,885
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (A)(B)(D)(E)	5.375	11-18-30	269,000	236,182
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (B)(E)	3.400	09-15-26	438,000	376,680
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (B)(E)	4.850	06-01-23	224,000	219,240
The PNC Financial Services Group, Inc. (3 month LIBOR + 3.678%) (B)(E)(F)	4.964	08-01-22	855,000	847,590
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%) (B)	2.393	06-02-28	701,000	637,720
Wells Fargo & Company (2.879% to 10-30-29, then SOFR + 1.432%) (B)	2.879	10-30-30	500,000	448,176
Wells Fargo & Company (3.068% to 4-30-40, then SOFR + 2.530%) (B)	3.068	04-30-41	363,000	291,783
Wells Fargo & Company (3.350% to 3-2-32, then SOFR + 1.500%) (B)	3.350	03-02-33	237,000	215,339
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (E)	5.875	06-15-25	1,220,000	1,229,150
Capital markets 6.0%
Ares Capital Corp. (B)	2.150	07-15-26	425,000	376,963
Ares Capital Corp. (A)(B)	2.875	06-15-28	237,000	204,604
Ares Capital Corp. (B)	3.875	01-15-26	305,000	292,809
Ares Capital Corp. (B)	4.200	06-10-24	213,000	213,134
Blackstone Private Credit Fund (B)(D)	2.350	11-22-24	267,000	251,947
Blackstone Private Credit Fund (B)(D)	2.700	01-15-25	207,000	194,583
Blackstone Private Credit Fund (B)(D)	3.250	03-15-27	60,000	53,799
Blackstone Private Credit Fund (B)(D)	4.000	01-15-29	291,000	260,730
Deutsche Bank AG (B)	0.962	11-08-23	437,000	421,108
Deutsche Bank AG (2.311% to 11-16-26, then SOFR + 1.219%) (B)	2.311	11-16-27	247,000	218,412
Deutsche Bank AG (3.742% to 10-7-31, then SOFR + 2.257%)	3.742	01-07-33	321,000	262,227
Lazard Group LLC (B)	4.375	03-11-29	230,000	225,446
Macquarie Bank, Ltd. (B)(D)	3.624	06-03-30	246,000	220,756
Macquarie Bank, Ltd. (B)(D)	4.875	06-10-25	520,000	524,791
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%) (B)	2.188	04-28-26	803,000	757,321
Morgan Stanley (2.239% to 7-21-31, then SOFR + 1.178%) (B)	2.239	07-21-32	161,000	132,894
Morgan Stanley (2.484% to 9-16-31, then SOFR + 1.360%) (B)	2.484	09-16-36	501,000	400,829
Morgan Stanley (B)	3.875	01-27-26	1,375,000	1,362,990
MSCI, Inc. (D)	3.250	08-15-33	216,000	182,520
16	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then SOFR + 1.281%) (B)	2.615	04-22-32	838,000	$708,806
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then SOFR + 1.264%) (B)	2.650	10-21-32	323,000	272,461
The Goldman Sachs Group, Inc. (B)	3.850	01-26-27	1,335,000	1,305,056
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) (D)(E)	7.000	01-31-24	295,000	299,794
Consumer finance 1.0%
Capital One Financial Corp. (1.343% to 12-6-23, then SOFR + 0.690%) (B)	1.343	12-06-24	318,000	305,598
Discover Financial Services (B)	4.100	02-09-27	884,000	874,617
Enova International, Inc. (D)	8.500	09-15-25	260,000	258,700
OneMain Finance Corp. (A)(B)	8.875	06-01-25	106,000	111,247
Diversified financial services 1.3%
GE Capital International Funding Company (B)	4.418	11-15-35	260,000	254,116
Jefferies Group LLC (B)	4.150	01-23-30	365,000	345,518
Jefferies Group LLC (A)(B)	4.850	01-15-27	432,000	444,299
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	868,000	863,565
Insurance 3.2%
Athene Holding, Ltd. (B)	3.500	01-15-31	162,000	143,002
AXA SA (B)	8.600	12-15-30	175,000	220,271
CNA Financial Corp. (B)	2.050	08-15-30	157,000	130,547
CNO Financial Group, Inc. (B)	5.250	05-30-25	512,000	528,000
CNO Financial Group, Inc. (B)	5.250	05-30-29	384,000	391,393
Liberty Mutual Group, Inc. (4.125% to 9-15-26, then 5 Year CMT + 3.315%) (A)(B)(D)	4.125	12-15-51	252,000	228,690
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%) (A)(B)	6.400	12-15-36	355,000	368,210
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) (B)(D)	9.250	04-08-38	315,000	389,221
New York Life Insurance Company (B)(D)	3.750	05-15-50	199,000	173,429
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) (D)	2.750	01-21-51	509,000	437,740
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. Swap Rate + 3.650%) (D)	5.100	10-16-44	365,000	366,825
Prudential Financial, Inc. (5.125% to 11-28-31, then 5 Year CMT + 3.162%) (B)	5.125	03-01-52	162,000	157,545
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%) (B)	5.875	09-15-42	662,000	660,345
SBL Holdings, Inc. (B)(D)	5.000	02-18-31	275,000	247,929
Teachers Insurance & Annuity Association of America (B)(D)	4.270	05-15-47	430,000	405,644
Unum Group (A)(B)	4.125	06-15-51	130,000	101,935
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	17

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Thrifts and mortgage finance 0.2%
Nationstar Mortgage Holdings, Inc. (D)	5.125	12-15-30	136,000	$118,291
Nationstar Mortgage Holdings, Inc. (D)	5.500	08-15-28	147,000	133,770
Nationstar Mortgage Holdings, Inc. (D)	6.000	01-15-27	75,000	72,750
Health care 5.1%				7,824,695
Biotechnology 0.7%
AbbVie, Inc. (B)	3.200	11-21-29	1,213,000	1,128,764
Health care equipment and supplies 0.1%
Varex Imaging Corp. (D)	7.875	10-15-27	104,000	107,120
Health care providers and services 3.4%
AmerisourceBergen Corp. (B)	2.800	05-15-30	340,000	303,793
Anthem, Inc. (B)	2.250	05-15-30	135,000	116,419
Centene Corp.	3.375	02-15-30	138,000	123,296
Centene Corp.	4.250	12-15-27	92,000	89,240
Centene Corp.	4.625	12-15-29	124,000	120,097
CVS Health Corp. (B)	3.750	04-01-30	521,000	497,831
CVS Health Corp. (B)	4.300	03-25-28	149,000	149,661
CVS Health Corp. (B)	5.050	03-25-48	260,000	261,566
DaVita, Inc. (D)	3.750	02-15-31	287,000	233,905
DaVita, Inc. (D)	4.625	06-01-30	274,000	238,380
Encompass Health Corp.	4.500	02-01-28	130,000	120,189
Encompass Health Corp.	4.625	04-01-31	114,000	100,605
Fresenius Medical Care US Finance III, Inc. (B)(D)	2.375	02-16-31	492,000	399,884
HCA, Inc. (B)	4.125	06-15-29	382,000	365,482
HCA, Inc. (B)	5.250	04-15-25	875,000	901,351
HCA, Inc. (B)	5.250	06-15-26	320,000	329,780
Rede D’or Finance Sarl (A)(B)(D)	4.500	01-22-30	203,000	177,402
Select Medical Corp. (A)(B)(D)	6.250	08-15-26	231,000	229,268
Universal Health Services, Inc. (B)(D)	1.650	09-01-26	254,000	225,746
Universal Health Services, Inc. (B)(D)	2.650	10-15-30	275,000	231,191
Pharmaceuticals 0.9%
Bausch Health Companies, Inc. (D)	6.125	04-15-25	268,000	268,788
Catalent Pharma Solutions, Inc. (A)(B)(D)	5.000	07-15-27	62,000	60,063
Organon & Company (D)	5.125	04-30-31	249,000	225,034
Royalty Pharma PLC (B)	1.750	09-02-27	157,000	137,422
Viatris, Inc. (B)	2.300	06-22-27	164,000	145,111
Viatris, Inc. (B)	2.700	06-22-30	331,000	273,310
Viatris, Inc. (B)	4.000	06-22-50	357,000	263,997
Industrials 12.0%				18,339,842
Aerospace and defense 1.2%
DAE Funding LLC (D)	2.625	03-20-25	207,000	193,949
18	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Aerospace and defense (continued)
Huntington Ingalls Industries, Inc. (B)	4.200	05-01-30	352,000	$345,269
The Boeing Company (B)	3.200	03-01-29	298,000	268,133
The Boeing Company (B)	5.040	05-01-27	463,000	468,107
The Boeing Company (B)	5.150	05-01-30	316,000	313,500
The Boeing Company (B)	5.805	05-01-50	254,000	254,015
Air freight and logistics 0.0%
Watco Companies LLC (D)	6.500	06-15-27	28,000	27,020
Airlines 4.8%
Air Canada 2013-1 Class A Pass Through Trust (D)	4.125	05-15-25	170,072	164,458
Air Canada 2017-1 Class B Pass Through Trust (B)(D)	3.700	01-15-26	210,370	200,954
Alaska Airlines 2020-1 Class B Pass Through Trust (B)(D)	8.000	08-15-25	86,611	91,622
American Airlines 2015-1 Class A Pass Through Trust	3.375	05-01-27	698,693	648,911
American Airlines 2015-1 Class B Pass Through Trust	3.700	05-01-23	164,180	161,594
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	304,841	274,351
American Airlines 2017-1 Class A Pass Through Trust (B)	4.000	02-15-29	147,713	126,950
American Airlines 2017-1 Class AA Pass Through Trust (B)	3.650	02-15-29	227,250	215,037
American Airlines 2017-2 Class A Pass Through Trust (B)	3.600	10-15-29	187,259	166,963
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	285,303	238,270
American Airlines 2019-1 Class AA Pass Through Trust (B)	3.150	02-15-32	230,917	206,470
American Airlines 2021-1 Class A Pass Through Trust (B)	2.875	07-11-34	152,000	133,927
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	113,000	101,941
British Airways 2013-1 Class A Pass Through Trust (B)(D)	4.625	06-20-24	290,906	289,111
British Airways 2018-1 Class A Pass Through Trust (B)(D)	4.125	09-20-31	114,650	109,419
British Airways 2020-1 Class A Pass Through Trust (B)(D)	4.250	11-15-32	97,735	94,609
British Airways 2020-1 Class B Pass Through Trust (B)(D)	8.375	11-15-28	75,164	81,609
Delta Air Lines, Inc. (A)(B)	2.900	10-28-24	518,000	494,006
Delta Air Lines, Inc. (A)(B)	4.375	04-19-28	355,000	332,188
Delta Air Lines, Inc. (B)(D)	4.500	10-20-25	79,000	78,465
Delta Air Lines, Inc. (B)(D)	4.750	10-20-28	231,848	229,144
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	19

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
JetBlue 2019-1 Class AA Pass Through Trust (B)	2.750	05-15-32	247,870	$222,859
United Airlines 2014-2 Class A Pass Through Trust (B)	3.750	09-03-26	337,377	329,840
United Airlines 2014-2 Class B Pass Through Trust	4.625	09-03-22	201,829	202,385
United Airlines 2016-1 Class A Pass Through Trust (B)	3.450	07-07-28	313,410	267,658
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	303,722	284,512
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	83,014	79,907
United Airlines 2019-1 Class A Pass Through Trust (B)	4.550	08-25-31	207,267	201,392
United Airlines 2020-1 Class A Pass Through Trust (B)	5.875	10-15-27	604,645	616,917
United Airlines 2020-1 Class B Pass Through Trust (B)	4.875	01-15-26	141,100	135,718
United Airlines, Inc. (D)	4.375	04-15-26	23,000	22,207
United Airlines, Inc. (D)	4.625	04-15-29	53,000	48,628
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	153,620	151,568
US Airways 2011-1 Class A Pass Through Trust	7.125	10-22-23	130,851	132,695
US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	140,336	142,752
US Airways 2012-2 Class A Pass Through Trust	4.625	06-03-25	128,398	122,546
Building products 0.6%
Builders FirstSource, Inc. (D)	4.250	02-01-32	216,000	184,410
Builders FirstSource, Inc. (D)	5.000	03-01-30	34,000	31,450
Builders FirstSource, Inc. (D)	6.750	06-01-27	45,000	46,406
MIWD Holdco II LLC (D)	5.500	02-01-30	37,000	32,005
Owens Corning (B)	3.950	08-15-29	659,000	644,462
Commercial services and supplies 1.1%
APX Group, Inc. (A)(B)(D)	5.750	07-15-29	201,000	164,689
Cimpress PLC (D)	7.000	06-15-26	290,000	270,425
Deluxe Corp. (D)	8.000	06-01-29	95,000	90,146
Garda World Security Corp. (D)	6.000	06-01-29	142,000	117,660
GFL Environmental, Inc. (D)	3.500	09-01-28	272,000	242,080
GFL Environmental, Inc. (D)	4.375	08-15-29	173,000	153,486
GFL Environmental, Inc. (B)(D)	4.750	06-15-29	118,000	107,085
Graphic Packaging International LLC (D)	3.500	03-01-29	204,000	180,030
Legends Hospitality Holding Company LLC (D)	5.000	02-01-26	50,000	46,923
Prime Security Services Borrower LLC (D)	3.375	08-31-27	47,000	40,114
Prime Security Services Borrower LLC (D)	6.250	01-15-28	163,000	146,105
Williams Scotsman International, Inc. (D)	4.625	08-15-28	55,000	52,055
20	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Construction and engineering 0.5%
AECOM	5.125	03-15-27	165,000	$163,144
Global Infrastructure Solutions, Inc. (D)	5.625	06-01-29	189,000	172,250
MasTec, Inc. (B)(D)	4.500	08-15-28	147,000	140,948
Picasso Finance Sub, Inc. (D)	6.125	06-15-25	28,000	28,521
Tutor Perini Corp. (A)(B)(D)	6.875	05-01-25	228,000	213,465
Electrical equipment 0.0%
Atkore, Inc. (D)	4.250	06-01-31	68,000	60,180
Machinery 0.3%
Flowserve Corp. (B)	3.500	10-01-30	184,000	164,772
Hillenbrand, Inc.	3.750	03-01-31	154,000	135,905
JB Poindexter & Company, Inc. (B)(D)	7.125	04-15-26	99,000	99,175
Professional services 0.2%
CoStar Group, Inc. (D)	2.800	07-15-30	412,000	358,592
Road and rail 0.7%
The Hertz Corp. (D)	4.625	12-01-26	25,000	22,788
The Hertz Corp. (D)	5.000	12-01-29	54,000	47,250
Uber Technologies, Inc. (D)	4.500	08-15-29	353,000	304,025
Uber Technologies, Inc. (D)	7.500	05-15-25	228,000	235,412
Uber Technologies, Inc. (D)	7.500	09-15-27	406,000	417,762
Trading companies and distributors 2.5%
AerCap Ireland Capital DAC	1.650	10-29-24	444,000	413,902
AerCap Ireland Capital DAC	1.750	01-30-26	359,000	319,148
AerCap Ireland Capital DAC	2.450	10-29-26	451,000	401,075
AerCap Ireland Capital DAC	2.875	08-14-24	389,000	374,180
Air Lease Corp. (A)(B)	2.100	09-01-28	158,000	134,797
Air Lease Corp. (B)	2.875	01-15-26	171,000	159,947
Air Lease Corp. (B)	3.625	12-01-27	164,000	154,369
Alta Equipment Group, Inc. (B)(D)	5.625	04-15-26	47,000	43,695
Ashtead Capital, Inc. (B)(D)	2.450	08-12-31	200,000	163,099
Beacon Roofing Supply, Inc. (D)	4.125	05-15-29	149,000	131,139
Boise Cascade Company (D)	4.875	07-01-30	40,000	37,618
H&E Equipment Services, Inc. (D)	3.875	12-15-28	252,000	219,503
United Rentals North America, Inc. (B)	3.875	11-15-27	556,000	532,370
United Rentals North America, Inc. (A)(B)	3.875	02-15-31	125,000	110,225
United Rentals North America, Inc.	4.875	01-15-28	583,000	567,294
Transportation infrastructure 0.1%
Adani Ports & Special Economic Zone, Ltd. (D)	3.100	02-02-31	238,000	192,185
Information technology 9.1%				13,977,266
Communications equipment 0.5%
Motorola Solutions, Inc. (B)	2.300	11-15-30	407,000	333,031
Motorola Solutions, Inc. (B)	2.750	05-24-31	351,000	292,806
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	21

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Communications equipment (continued)
Motorola Solutions, Inc. (B)	4.600	05-23-29	114,000	$111,744
IT services 1.9%
Block, Inc. (A)(B)(D)	3.500	06-01-31	96,000	80,400
CGI, Inc. (B)(D)	1.450	09-14-26	287,000	258,260
Gartner, Inc. (D)	3.625	06-15-29	89,000	79,655
Gartner, Inc. (D)	3.750	10-01-30	56,000	49,941
Gartner, Inc. (A)(B)(D)	4.500	07-01-28	285,000	273,148
PayPal Holdings, Inc. (B)	2.850	10-01-29	989,000	905,533
Sabre GLBL, Inc. (A)(B)(D)	7.375	09-01-25	641,000	648,336
VeriSign, Inc. (B)	2.700	06-15-31	196,000	169,260
VeriSign, Inc. (B)	5.250	04-01-25	510,000	527,107
Semiconductors and semiconductor equipment 3.9%
Broadcom, Inc. (B)(D)	3.419	04-15-33	394,000	338,029
Broadcom, Inc. (B)	4.750	04-15-29	996,000	994,397
Broadcom, Inc. (B)(D)	4.926	05-15-37	491,000	459,011
KLA Corp. (B)	4.100	03-15-29	270,000	271,379
Marvell Technology, Inc. (B)	2.450	04-15-28	414,000	367,951
Micron Technology, Inc. (B)	4.185	02-15-27	980,000	972,805
Micron Technology, Inc. (B)	4.975	02-06-26	675,000	691,531
Micron Technology, Inc. (B)	5.327	02-06-29	697,000	721,562
NXP BV (D)	3.250	05-11-41	135,000	105,548
NXP BV (D)	3.875	06-18-26	496,000	488,441
Qorvo, Inc. (D)	1.750	12-15-24	214,000	201,875
Qorvo, Inc. (D)	3.375	04-01-31	187,000	156,627
Renesas Electronics Corp. (D)	1.543	11-26-24	239,000	224,458
Software 1.3%
Autodesk, Inc. (B)	2.850	01-15-30	653,000	591,663
Consensus Cloud Solutions, Inc. (D)	6.500	10-15-28	194,000	182,360
Infor, Inc. (B)(D)	1.750	07-15-25	113,000	105,245
Oracle Corp. (B)	2.950	04-01-30	666,000	574,570
PTC, Inc. (D)	4.000	02-15-28	57,000	52,828
Workday, Inc. (B)	3.500	04-01-27	174,000	169,607
Workday, Inc. (B)	3.800	04-01-32	197,000	186,405
Ziff Davis, Inc. (D)	4.625	10-15-30	153,000	136,429
Technology hardware, storage and peripherals 1.5%
Atento Luxco 1 SA (A)(B)(D)	8.000	02-10-26	106,000	104,239
CDW LLC	3.250	02-15-29	115,000	101,200
CDW LLC	3.569	12-01-31	352,000	308,188
Dell International LLC (B)(D)	3.450	12-15-51	336,000	236,929
Dell International LLC (B)	4.900	10-01-26	480,000	489,939
Dell International LLC (B)	5.300	10-01-29	221,000	227,748
Dell International LLC (B)	5.850	07-15-25	148,000	155,375
22	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Technology hardware, storage and peripherals (continued)
Dell International LLC (B)	8.350	07-15-46	81,000	$108,089
Western Digital Corp. (A)(B)	4.750	02-15-26	299,000	296,817
Xerox Holdings Corp. (A)(B)(D)	5.500	08-15-28	252,000	226,800
Materials 4.1%				6,188,788
Chemicals 1.5%
Braskem Netherlands Finance BV (A)(B)(D)	5.875	01-31-50	269,000	240,486
Braskem Netherlands Finance BV (8.500% to 10-24-25, then 5 Year CMT + 8.220%) (D)	8.500	01-23-81	280,000	290,192
CVR Partners LP (B)(D)	6.125	06-15-28	84,000	82,320
FS Luxembourg Sarl (D)	10.000	12-15-25	264,000	269,940
LSB Industries, Inc. (D)	6.250	10-15-28	102,000	99,954
Orbia Advance Corp. SAB de CV (D)	5.500	01-15-48	285,000	252,655
Sasol Financing USA LLC	5.500	03-18-31	326,000	293,400
Trinseo Materials Operating SCA (B)(D)	5.125	04-01-29	162,000	142,793
Tronox, Inc. (B)(D)	4.625	03-15-29	185,000	165,113
Valvoline, Inc. (D)	3.625	06-15-31	229,000	186,063
WR Grace Holdings LLC (D)	4.875	06-15-27	113,000	106,243
WR Grace Holdings LLC (D)	5.625	08-15-29	101,000	86,042
Construction materials 0.5%
Cemex SAB de CV (D)	3.875	07-11-31	255,000	216,294
Cemex SAB de CV (D)	5.200	09-17-30	256,000	241,280
Standard Industries, Inc. (D)	3.375	01-15-31	109,000	87,054
Standard Industries, Inc. (D)	4.375	07-15-30	81,000	67,542
Standard Industries, Inc. (D)	5.000	02-15-27	54,000	51,165
Vulcan Materials Company (B)	3.500	06-01-30	173,000	164,135
Containers and packaging 0.4%
Clydesdale Acquisition Holdings, Inc. (D)	6.625	04-15-29	19,000	18,953
Graham Packaging Company, Inc. (D)	7.125	08-15-28	18,000	16,230
Mauser Packaging Solutions Holding Company (D)	8.500	04-15-24	40,000	40,400
Owens-Brockway Glass Container, Inc. (A)(B)(D)	6.625	05-13-27	97,000	95,545
Pactiv Evergreen Group Issuer LLC (D)	4.000	10-15-27	275,000	239,938
Pactiv Evergreen Group Issuer LLC (D)	4.375	10-15-28	133,000	117,373
Trident TPI Holdings, Inc. (A)(B)(D)	6.625	11-01-25	85,000	82,025
Metals and mining 1.7%
Anglo American Capital PLC (D)	4.750	04-10-27	270,000	270,741
Arconic Corp. (D)	6.000	05-15-25	85,000	85,290
Arconic Corp. (D)	6.125	02-15-28	134,000	129,813
Commercial Metals Company	3.875	02-15-31	110,000	96,940
First Quantum Minerals, Ltd. (D)	6.875	10-15-27	506,000	508,530
Freeport-McMoRan, Inc.	4.250	03-01-30	278,000	261,570
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	23

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Metals and mining (continued)
Freeport-McMoRan, Inc. (A)(B)	4.625	08-01-30	226,000	$218,311
Freeport-McMoRan, Inc.	5.450	03-15-43	323,000	322,858
Hudbay Minerals, Inc. (D)	4.500	04-01-26	52,000	48,077
JW Aluminum Continuous Cast Company (D)	10.250	06-01-26	102,000	105,843
Newmont Corp. (B)	2.800	10-01-29	169,000	153,265
Novelis Corp. (D)	4.750	01-30-30	313,000	287,875
Volcan Cia Minera SAA (D)	4.375	02-11-26	52,000	46,540
Real estate 4.1%				6,227,804
Equity real estate investment trusts 4.1%
American Homes 4 Rent LP (B)	4.250	02-15-28	154,000	150,268
American Tower Corp. (B)	3.550	07-15-27	564,000	538,122
American Tower Corp. (B)	3.800	08-15-29	445,000	415,859
Crown Castle International Corp. (B)	3.300	07-01-30	336,000	304,080
Crown Castle International Corp. (B)	3.650	09-01-27	455,000	437,095
Crown Castle International Corp. (B)	3.800	02-15-28	175,000	168,469
Equinix, Inc. (B)	1.550	03-15-28	340,000	289,705
Equinix, Inc. (B)	1.800	07-15-27	201,000	176,971
Equinix, Inc. (B)	2.500	05-15-31	529,000	444,395
Equinix, Inc. (A)(B)	3.200	11-18-29	158,000	143,231
GLP Capital LP	3.250	01-15-32	119,000	100,118
GLP Capital LP	5.375	04-15-26	282,000	287,682
Host Hotels & Resorts LP (B)	3.375	12-15-29	384,000	344,291
Host Hotels & Resorts LP (B)	3.500	09-15-30	268,000	240,759
Host Hotels & Resorts LP (A)(B)	4.500	02-01-26	164,000	163,767
Iron Mountain Information Management Services, Inc. (D)	5.000	07-15-32	176,000	155,088
Iron Mountain, Inc. (D)	4.875	09-15-29	150,000	137,407
Iron Mountain, Inc. (D)	5.250	07-15-30	200,000	183,308
MGM Growth Properties Operating Partnership LP (A)(B)(D)	3.875	02-15-29	174,000	164,999
RHP Hotel Properties LP (D)	4.500	02-15-29	258,000	233,095
RLJ Lodging Trust LP (D)	3.750	07-01-26	114,000	105,450
Uniti Group LP (D)	6.500	02-15-29	110,000	94,920
VICI Properties LP	3.875	02-15-29	387,000	367,477
VICI Properties LP (D)	4.125	08-15-30	155,000	139,247
VICI Properties LP (D)	4.625	12-01-29	199,000	186,861
VICI Properties LP	4.950	02-15-30	119,000	118,101
VICI Properties LP	5.125	05-15-32	62,000	61,528
XHR LP (D)	4.875	06-01-29	82,000	75,511
Utilities 3.5%				5,410,189
Electric utilities 2.4%
ABY Transmision Sur SA (D)	6.875	04-30-43	239,100	279,747
24	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Emera US Finance LP (B)	3.550	06-15-26	438,000	$427,409
FirstEnergy Corp.	2.650	03-01-30	690,000	585,141
Instituto Costarricense de Electricidad (D)	6.375	05-15-43	215,000	175,983
NextEra Energy Capital Holdings, Inc. (B)	3.550	05-01-27	582,000	570,444
NRG Energy, Inc. (B)(D)	2.450	12-02-27	283,000	250,674
NRG Energy, Inc. (D)	3.375	02-15-29	47,000	39,833
NRG Energy, Inc. (D)	3.625	02-15-31	132,000	109,890
NRG Energy, Inc. (D)	3.875	02-15-32	281,000	234,563
NRG Energy, Inc. (B)(D)	4.450	06-15-29	194,000	185,867
Vistra Operations Company LLC (B)(D)	3.700	01-30-27	486,000	455,197
Vistra Operations Company LLC (B)(D)	4.300	07-15-29	406,000	377,061
Gas utilities 0.1%
Suburban Propane Partners LP (D)	5.000	06-01-31	134,000	121,853
Independent power and renewable electricity producers 0.2%
AES Panama Generation Holdings SRL (D)	4.375	05-31-30	233,000	207,370
NextEra Energy Operating Partners LP (A)(B)(D)	4.500	09-15-27	110,000	104,195
Multi-utilities 0.8%
Berkshire Hathaway Energy Company (B)	8.480	09-15-28	550,000	676,907
Dominion Energy, Inc. (B)	3.375	04-01-30	481,000	445,383

NiSource, Inc. (B)	3.600	05-01-30	174,000	162,672
Municipal bonds 0.6% (0.3% of Total investments)				$850,863
(Cost $957,492)
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	176,000	147,371
New Jersey Transportation Trust Fund Authority	4.081	06-15-39	296,000	267,374
New Jersey Transportation Trust Fund Authority	4.131	06-15-42	30,000	26,666

State Board of Administration Finance Corp. (Florida)	1.705	07-01-27	450,000	409,452
Term loans (G) 1.5% (0.9% of Total investments)				$2,335,851
(Cost $2,433,538)
Communication services 0.1%				70,645
Media 0.1%
AP Core Holdings II LLC, High-Yield Term Loan B2 (1 month LIBOR + 5.500%)	6.264	09-01-27	71,000	70,645
Consumer discretionary 1.0%				1,544,280
Hotels, restaurants and leisure 0.1%
Fertitta Entertainment LLC, 2022 Term Loan B (1 month CME Term SOFR + 4.000%)	4.500	01-27-29	81,000	80,572
Household durables 0.1%
Hunter Douglas, Inc., USD Term Loan B1 (3 month SOFR + 3.500%)	4.000	02-26-29	231,000	219,508
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	25

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail 0.8%
Specialty Building Products Holdings LLC, 2021 Term Loan B (1 month LIBOR + 3.750%)	4.304	10-15-28	1,314,000	$1,244,200
Health care 0.0%				48,251
Health care providers and services 0.0%
TTF Holdings LLC, Term Loan (1 month LIBOR + 4.250%)	5.063	03-31-28	48,739	48,251
Industrials 0.2%				334,880
Professional services 0.2%
CoreLogic, Inc., Term Loan (1 month LIBOR + 3.500%)	4.313	06-02-28	357,205	334,880
Information technology 0.1%				172,626
Software 0.1%
Quest Software, Inc., 2022 Term Loan (3 month SOFR + 4.250%)	4.750	02-01-29	176,000	172,626
Materials 0.1%				165,169
Containers and packaging 0.1%
Clydesdale Acquisition Holdings, Inc., Term Loan B (3 month SOFR + 4.250%)	4.783	04-13-29	45,000	44,376

Mauser Packaging Solutions Holding Company, 2017 Term Loan B (H)	TBD	04-03-24	123,352	120,793
Collateralized mortgage obligations 12.9% (7.9% of Total investments)				$19,709,055
(Cost $23,301,143)
Commercial and residential 10.1%				15,499,205
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (D)(I)	0.990	04-25-53	159,376	156,264
Series 2021-2, Class A1 (D)(I)	0.985	04-25-66	113,455	103,600
Series 2021-4, Class A1 (D)(I)	1.035	01-20-65	229,797	215,264
Series 2021-5, Class A1 (D)(I)	0.951	07-25-66	287,201	258,511
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (D)(I)	1.175	10-25-48	189,892	176,888
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class C (D)(I)	3.716	04-14-33	490,000	473,452
Series 2019-BPR, Class ENM (D)(I)	3.843	11-05-32	175,000	150,757
BBCMS Mortgage Trust
Series 2019-C5, Class A2	3.043	11-15-52	241,000	236,998
Series 2020-C6, Class A2	2.690	02-15-53	155,000	150,647
BBCMS Trust
Series 2015-MSQ, Class D (D)(I)	4.123	09-15-32	480,000	478,864
Series 2015-SRCH, Class D (D)(I)	5.122	08-10-35	295,000	285,198
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	136,038	133,172
BOCA Commercial Mortgage Trust
26	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2022-BOCA, Class A (1 month CME Term SOFR + 1.770%) (D)(F)	2.270	05-15-39	212,000	$211,692
Series 2022-BOCA, Class A (1 month CME Term SOFR + 2.319%) (D)(F)	2.819	05-15-39	100,000	99,854
BPR Trust
Series 2022-OANA, Class A (1 month CME Term SOFR + 1.898%) (D)(F)	2.248	04-15-37	601,000	599,859
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (D)(I)	0.941	02-25-49	140,824	132,768
BWAY Mortgage Trust
Series 2015-1740, Class XA IO (D)	0.205	01-10-35	6,885,000	102
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (D)(F)	1.875	03-15-37	248,102	243,599
Series 2020-VKNG, Class A (1 month LIBOR + 0.930%) (D)(F)	1.484	10-15-37	268,534	263,831
Series 2021-ACNT, Class A (1 month LIBOR + 0.850%) (D)(F)	1.405	11-15-38	184,000	180,370
Series 2021-VOLT, Class C (1 month LIBOR + 1.100%) (D)(F)	1.654	09-15-36	223,000	215,389
Series 2022-AHP, Class A (1 month CME Term SOFR + 0.990%) (D)(F)	1.499	01-17-39	451,000	444,158
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class F (1 month LIBOR + 2.550%) (D)(F)	3.104	12-15-37	146,000	142,903
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class A (D)	3.341	05-10-36	234,000	233,627
Series 2019-SMRT, Class A (D)	4.149	01-10-36	123,000	123,748
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (D)(I)	0.924	08-25-66	234,835	208,650
Series 2021-3, Class A1 (D)(I)	0.956	09-27-66	311,795	276,461
Series 2021-HX1, Class A1 (D)(I)	1.110	10-25-66	273,507	251,337
COLT Trust
Series 2020-RPL1, Class A1 (D)(I)	1.390	01-25-65	425,312	395,299
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.682	08-15-45	635,165	50
Series 2012-CR3, Class XA IO	1.988	10-15-45	2,065,533	4,061
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.578	05-10-51	3,816,469	86,577
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (D)(I)	4.540	08-10-30	340,000	332,659
Series 2020-CBM, Class A2 (D)	2.896	02-10-37	208,000	199,653
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (D)(F)	2.154	05-15-36	350,000	345,819
Series 2021-NQM2, Class A1 (D)(I)	1.179	02-25-66	201,191	192,032
Series 2021-NQM3, Class A1 (D)(I)	1.015	04-25-66	160,484	151,006
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	27

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-NQM5, Class A1 (D)(I)	0.938	05-25-66	161,650	$150,630
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (D)(I)	0.797	02-25-66	86,020	79,702
Series 2021-2, Class A1 (D)(I)	0.931	06-25-66	186,619	169,951
Flagstar Mortgage Trust
Series 2021-1, Class A2 (D)(I)	2.500	02-01-51	377,519	333,849
GCAT Trust
Series 2021-NQM1, Class A1 (D)(I)	0.874	01-25-66	166,775	158,850
Series 2021-NQM2, Class A1 (D)(I)	1.036	05-25-66	137,719	128,146
Series 2021-NQM3, Class A1 (D)(I)	1.091	05-25-66	224,649	210,615
GS Mortgage Securities Trust
Series 2017-485L, Class C (D)(I)	4.115	02-10-37	240,000	225,704
Series 2020-UPTN, Class A (D)	2.751	02-10-37	192,000	184,057
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (D)(I)	1.382	09-27-60	60,570	58,904
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (D)	0.350	05-19-47	2,720,299	28,350
Series 2007-4, Class ES IO	0.350	07-19-47	2,890,944	38,161
Series 2007-6, Class ES IO (D)	0.343	08-19-37	2,912,634	40,864
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (D)(I)	1.071	06-25-56	136,341	126,086
IMT Trust
Series 2017-APTS, Class CFX (D)(I)	3.613	06-15-34	190,000	184,688
Irvine Core Office Trust
Series 2013-IRV, Class A2 (D)(I)	3.279	05-15-48	245,000	243,932
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (D)	1.582	07-05-32	2,479,754	195
Series 2020-NNN, Class AFX (D)	2.812	01-16-37	195,000	186,657
KNDL Mortgage Trust
Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) (D)(F)	1.904	05-15-36	144,000	141,470
Life Mortgage Trust
Series 2021-BMR, Class A (1 month LIBOR + 0.700%) (D)(F)	1.254	03-15-38	275,232	269,392
Series 2021-BMR, Class D (1 month LIBOR + 1.400%) (D)(F)	1.954	03-15-38	214,288	206,121
MFA Trust
Series 2021-NQM1, Class A1 (D)(I)	1.153	04-25-65	131,024	124,977
Morgan Stanley Capital I Trust
Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (D)(F)	1.954	11-15-34	304,000	301,308
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D (D)(I)	3.917	11-15-32	100,000	99,409
Series 2018-ALXA, Class C (D)(I)	4.460	01-15-43	175,000	165,947
NYMT Loan Trust
Series 2022-CP1, Class A1 (D)	2.042	07-25-61	137,495	131,431
OBX Trust
Series 2020-EXP2, Class A3 (D)(I)	2.500	05-25-60	104,252	98,306
Series 2021-NQM2, Class A1 (D)(I)	1.101	05-25-61	254,894	236,986
28	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-NQM3, Class A1 (D)(I)	1.054	07-25-61	289,439	$262,080
One Market Plaza Trust
Series 2017-1MKT, Class D (D)	4.146	02-10-32	190,000	186,461
SLG Office Trust
Series 2021-OVA, Class D (D)	2.851	07-15-41	270,000	226,738
Starwood Mortgage Residential Trust
Series 2022-1, Class A1 (D)(I)	2.447	12-25-66	283,562	266,395
Towd Point Mortgage Trust
Series 2015-1, Class A5 (D)(I)	3.170	10-25-53	125,000	123,627
Series 2015-2, Class 1M2 (D)(I)	3.312	11-25-60	300,000	299,524
Series 2017-2, Class A1 (D)(I)	2.750	04-25-57	18,532	18,486
Series 2018-1, Class A1 (D)(I)	3.000	01-25-58	63,135	62,411
Series 2018-4, Class A1 (D)(I)	3.000	06-25-58	219,563	213,408
Series 2018-5, Class A1A (D)(I)	3.250	07-25-58	39,930	39,644
Series 2019-1, Class A1 (D)(I)	3.656	03-25-58	166,051	163,719
Series 2019-4, Class A1 (D)(I)	2.900	10-25-59	181,390	177,315
Series 2020-4, Class A1 (D)	1.750	10-25-60	218,206	202,444
Verus Securitization Trust
Series 2020-5, Class A1 (D)	1.218	05-25-65	80,869	77,668
Series 2021-3, Class A1 (D)(I)	1.046	06-25-66	233,415	216,550
Series 2021-4, Class A1 (D)(I)	0.938	07-25-66	128,632	115,213
Series 2021-5, Class A1 (D)(I)	1.013	09-25-66	257,035	233,016
Series 2021-R1, Class A1 (D)(I)	0.820	10-25-63	132,543	129,096
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (D)	2.000	11-15-45	2,810,612	5,603
U.S. Government Agency 2.8%				4,209,850
Federal Home Loan Mortgage Corp.
Series 2022-DNA1, Class M1A (1 month SOFR + 1.000%) (D)(F)	1.289	01-25-42	304,000	298,464
Series 2022-DNA2, Class M1A (1 month SOFR + 1.300%) (D)(F)	1.589	02-25-42	225,268	223,128
Series 2022-DNA2, Class M1B (1 month SOFR + 2.400%) (D)(F)	2.689	02-25-42	270,000	265,144
Series 2022-DNA3, Class M1A (1 month SOFR + 2.000%) (D)(F)	2.251	04-25-42	306,000	306,000
Series 2022-DNA3, Class M1B (1 month SOFR + 2.900%) (D)(F)	3.151	04-25-42	164,000	164,104
Series K021, Class X1 IO	1.502	06-25-22	334,068	25
Series K022, Class X1 IO	1.259	07-25-22	2,325,268	2,965
Federal National Mortgage Association
Series 2022-R03, Class 1M1 (1 month SOFR + 2.100%) (D)(F)	2.389	03-25-42	288,752	289,068
Series 2022-R04, Class 1M1 (1 month SOFR + 2.000%) (D)(F)	2.289	03-25-42	123,705	123,725
Government National Mortgage Association
Series 2012-114, Class IO	0.659	01-16-53	632,004	12,209
Series 2016-174, Class IO	0.848	11-16-56	900,041	41,863
Series 2017-109, Class IO	0.289	04-16-57	970,780	25,140
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	29

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2017-124, Class IO	0.608	01-16-59	834,350	$29,811
Series 2017-135, Class IO	0.725	10-16-58	1,229,065	53,711
Series 2017-140, Class IO	0.489	02-16-59	598,815	22,550
Series 2017-20, Class IO	0.612	12-16-58	1,859,608	62,418
Series 2017-22, Class IO	0.717	12-16-57	420,825	18,615
Series 2017-46, Class IO	0.634	11-16-57	1,265,377	51,558
Series 2017-61, Class IO	0.771	05-16-59	746,388	33,231
Series 2017-74, Class IO	0.502	09-16-58	1,388,077	40,533
Series 2018-114, Class IO	0.710	04-16-60	827,678	38,876
Series 2018-158, Class IO	0.751	05-16-61	1,312,333	75,668
Series 2018-35, Class IO	0.527	03-16-60	1,690,617	72,560
Series 2018-43, Class IO	0.501	05-16-60	2,595,617	104,021
Series 2018-69, Class IO	0.601	04-16-60	700,259	37,220
Series 2018-9, Class IO	0.468	01-16-60	1,380,650	54,832
Series 2019-131, Class IO	0.801	07-16-61	945,453	58,214
Series 2020-100, Class IO	0.800	05-16-62	1,120,270	75,934
Series 2020-108, Class IO	0.850	06-16-62	1,282,086	84,966
Series 2020-114, Class IO	0.811	09-16-62	2,707,176	185,199
Series 2020-118, Class IO	0.900	06-16-62	1,996,157	141,200
Series 2020-119, Class IO	0.633	08-16-62	1,163,956	68,663
Series 2020-120, Class IO	0.786	05-16-62	613,594	41,233
Series 2020-137, Class IO	0.801	09-16-62	3,058,698	198,324
Series 2020-150, Class IO	0.952	12-16-62	1,765,280	134,616
Series 2020-170, Class IO	0.827	11-16-62	2,398,590	168,244
Series 2021-3, Class IO	0.872	09-16-62	2,935,635	212,105
Series 2021-40, Class IO	0.822	02-16-63	747,065	53,336
Series 2022-17, Class IO	0.802	06-16-64	1,541,916	114,835
Series 2022-21, Class IO	0.784	10-16-63	679,218	49,906

Series 2022-53, Class IO	0.713	06-16-64	2,592,755	175,636
Asset backed securities 13.5% (8.3% of Total investments)				$20,667,814
(Cost $22,171,473)
Asset backed securities 13.5%				20,667,814
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (D)	1.937	08-15-46	517,000	466,954
AMSR Trust
Series 2020-SFR4, Class A (D)	1.355	11-17-37	466,000	428,003
Series 2021-SFR4, Class A (D)	2.117	12-17-38	155,000	141,044
Applebee’s Funding LLC
Series 2019-1A, Class A2I (D)	4.194	06-05-49	435,600	430,732
Aqua Finance Trust
Series 2021-A, Class A (D)	1.540	07-17-46	145,346	137,046
Arby’s Funding LLC
Series 2020-1A, Class A2 (D)	3.237	07-30-50	384,150	358,285
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A (D)	2.360	03-20-26	378,000	363,877
30	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2020-1A, Class A (D)	2.330	08-20-26	251,000	$239,510
BMW Vehicle Lease Trust
Series 2022-1, Class A3	1.100	03-25-25	129,000	125,611
Bojangles Issuer LLC
Series 2020-1A, Class A2 (D)	3.832	10-20-50	119,700	115,088
CARS-DB4 LP
Series 2020-1A, Class B1 (D)	4.170	02-15-50	293,000	285,310
CF Hippolyta LLC
Series 2020-1, Class A1 (D)	1.690	07-15-60	373,724	346,658
Series 2021-1A, Class A1 (D)	1.530	03-15-61	372,299	339,059
Chase Auto Credit Linked Notes
Series 2021-3, Class B (D)	0.760	02-26-29	180,600	174,645
CLI Funding VI LLC
Series 2020-1A, Class A (D)	2.080	09-18-45	432,770	396,211
CLI Funding VIII LLC
Series 2021-1A, Class A (D)	1.640	02-18-46	389,645	350,736
Series 2022-1A, Class A1 (D)	2.720	01-18-47	233,472	215,119
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08-15-25	15,854	13,882
DB Master Finance LLC
Series 2017-1A, Class A2II (D)	4.030	11-20-47	163,200	160,122
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (D)	3.475	04-15-49	80,000	71,530
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (D)	4.118	07-25-47	512,263	503,432
Series 2021-1A, Class A2I (D)	2.662	04-25-51	264,330	237,157
Driven Brands Funding LLC
Series 2020-2A, Class A2 (D)	3.237	01-20-51	276,500	248,413
Series 2021-1A, Class A2 (D)	2.791	10-20-51	333,325	288,949
Elmwood CLO IV, Ltd.
Series 2020-1A, Class A (3 month LIBOR + 1.240%) (D)(F)	2.284	04-15-33	263,000	261,608
FirstKey Homes Trust
Series 2020-SFR1, Class A (D)	1.339	08-17-37	448,559	413,553
Series 2020-SFR2, Class A (D)	1.266	10-19-37	534,594	486,623
Series 2021-SFR1, Class A (D)	1.538	08-17-38	401,288	363,919
Series 2021-SFR1, Class D (D)	2.189	08-17-38	264,000	233,080
Five Guys Funding LLC
Series 2017-1A, Class A2 (D)	4.600	07-25-47	194,530	193,922
FOCUS Brands Funding LLC
Series 2017-1A, Class A2IB (D)	3.857	04-30-47	137,129	134,001
Ford Credit Auto Owner Trust
Series 2020-1, Class A (D)	2.040	08-15-31	466,000	446,582
Ford Credit Floorplan Master Owner Trust
Series 2019-2, Class A	3.060	04-15-26	508,000	504,353
GM Financial Automobile Leasing Trust
Series 2021-2, Class A4	0.410	05-20-25	96,000	92,622
GM Financial Consumer Automobile Receivables Trust
Series 2021-4, Class A3	0.680	09-16-26	101,000	97,050
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	31

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2022-1, Class A3	1.260	11-16-26	83,000	$79,710
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (D)	3.208	01-22-29	297,000	284,853
Series 2021-1A, Class A2 (D)	2.773	04-20-29	268,000	253,287
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (D)	3.939	02-01-62	224,000	221,990
Hilton Grand Vacations Trust
Series 2018-AA, Class A (D)	3.540	02-25-32	73,669	73,381
Home Partners of America Trust
Series 2021-2, Class A (D)	1.901	12-17-26	300,720	274,724
Honda Auto Receivables Owner Trust
Series 2021-2, Class A4	0.550	08-16-27	189,000	178,549
Hyundai Auto Lease Securitization Trust
Series 2022-A, Class A3 (D)	1.160	01-15-25	155,000	150,654
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (D)	4.970	08-25-49	194,040	188,904
Series 2022-1A, Class A2I (D)	3.445	02-26-52	304,000	280,881
Laurel Road Prime Student Loan Trust
Series 2019-A, Class A2FX (D)	2.730	10-25-48	29,080	28,811
MVW LLC
Series 2020-1A, Class D (D)	7.140	10-20-37	1,419,606	1,419,510
MVW Owner Trust
Series 2018-1A, Class A (D)	3.450	01-21-36	118,411	117,452
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2 (D)	2.600	08-15-68	153,949	151,821
Neighborly Issuer LLC
Series 2021-1A, Class A2 (D)	3.584	04-30-51	472,430	430,961
Series 2022-1A, Class A2 (D)	3.695	01-30-52	189,000	171,004
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (D)	1.910	10-20-61	461,000	413,636
Series 2021-1, Class B1 (D)	2.410	10-20-61	139,000	125,785
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A (D)	3.104	07-25-26	82,367	76,127
PFS Financing Corp.
Series 2020-E, Class A (D)	1.000	10-15-25	263,000	253,889
Progress Residential Trust
Series 2020-SFR1, Class A (D)	1.732	04-17-37	261,000	246,065
Series 2021-SFR8, Class B (D)	1.681	10-17-38	165,000	146,833
Santander Revolving Auto Loan Trust
Series 2019-A, Class A (D)	2.510	01-26-32	488,000	471,547
ServiceMaster Funding LLC
Series 2021-1, Class A2I (D)	2.865	07-30-51	252,730	224,367
Sesac Finance LLC
Series 2019-1, Class A2 (D)	5.216	07-25-49	352,045	342,097
SMB Private Education Loan Trust
Series 2019-B, Class A2A (D)	2.840	06-15-37	286,359	280,650
Series 2020-PTA, Class A2A (D)	1.600	09-15-54	237,020	223,399
Series 2021-A, Class APT2 (D)	1.070	01-15-53	186,143	169,053
Sonic Capital LLC
Series 2020-1A, Class A2I (D)	3.845	01-20-50	311,717	299,680
32	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2021-1A, Class A2I (D)	2.190	08-20-51	237,606	$205,997
Sunbird Engine Finance LLC
Series 2020-1A, Class A (D)	3.671	02-15-45	189,808	170,928
Taco Bell Funding LLC
Series 2021-1A, Class A2I (D)	1.946	08-25-51	504,735	448,955
TIF Funding II LLC
Series 2021-1A, Class A (D)	1.650	02-20-46	221,266	195,671
Triton Container Finance VIII LLC
Series 2020-1A, Class A (D)	2.110	09-20-45	556,463	507,219
Series 2021-1A, Class A (D)	1.860	03-20-46	305,968	271,701
Vantage Data Centers LLC
Series 2020-1A, Class A2 (D)	1.645	09-15-45	341,000	312,361
Series 2020-2A, Class A2 (D)	1.992	09-15-45	239,000	212,451
VR Funding LLC
Series 2020-1A, Class A (D)	2.790	11-15-50	382,639	354,348
VSE VOI Mortgage LLC
Series 2017-A, Class A (D)	2.330	03-20-35	98,549	96,369
Wendy’s Funding LLC
Series 2021-1A, Class A2I (D)	2.370	06-15-51	290,803	255,995
Willis Engine Structured Trust V
Series 2020-A, Class A (D)	3.228	03-15-45	107,853	95,509
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (D)	3.238	07-30-51	328,350	296,004

	Shares	Value
Common stocks 0.2% (0.1% of Total investments)		$294,490
(Cost $312,481)
Utilities 0.2%		294,490
Multi-utilities 0.2%

Algonquin Power & Utilities Corp.	6,250	294,490
Preferred securities 0.9% (0.6% of Total investments)		$1,345,246
(Cost $1,260,043)
Communication services 0.1%		137,820
Wireless telecommunication services 0.1%
Telephone & Data Systems, Inc., 6.625% (B)	5,825	137,820
Consumer staples 0.4%		610,156
Food products 0.4%
Ocean Spray Cranberries, Inc., 6.250% (D)	6,250	610,156
Financials 0.2%		232,606
Banks 0.2%
Wells Fargo & Company, 7.500%	192	232,606
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	33

	Shares	Value
Utilities 0.2%		$364,664
Electric utilities 0.1%
NextEra Energy, Inc., 5.279%	4,050	189,986
Multi-utilities 0.1%
DTE Energy Company, 6.250%	512	26,829
NiSource, Inc., 7.750%	1,300	147,849

	Par value^	Value
Escrow certificates 0.0% (0.0% of Total investments)		$202
(Cost $0)
LSC Communications, Inc. (D)(J)	321,000	202
Short-term investments 5.2% (3.2% of Total investments)		$7,928,000
(Cost $7,928,000)
Repurchase agreement 5.2%		7,928,000
Repurchase Agreement with State Street Corp. dated 4-29-22 at 0.000% to be repurchased at $7,928,000 on 5-2-22, collateralized by $3,714,800 U.S. Treasury Inflation Indexed Bonds, 3.625% due 4-15-28 (valued at $8,086,639)	7,928,000	7,928,000

Total investments (Cost $269,282,759) 162.8%	$249,059,223
Other assets and liabilities, net (62.8%)	(96,058,951)
Total net assets 100.0%	$153,000,272

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is on loan as of 4-30-22, and is a component of the fund’s leverage under the Liquidity Agreement.
(B)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 4-30-22 was $111,676,127. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $17,121,239.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
34	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $89,603,937 or 58.6% of the fund’s net assets as of 4-30-22.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(I)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(J)	Non-income producing security.
At 4-30-22, the aggregate cost of investments for federal income tax purposes was $270,684,104. Net unrealized depreciation aggregated to $21,624,881, of which $953,576 related to gross unrealized appreciation and $22,578,457 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	35

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $269,282,759)	$249,059,223
Cash	5,039
Dividends and interest receivable	2,078,940
Receivable for investments sold	138,281
Other assets	29,155
Total assets	251,310,638
Liabilities
Liquidity agreement	91,300,000
Payable for investments purchased	493,136
Payable for delayed delivery securities purchased	6,308,267
Interest payable	91,103
Payable to affiliates
Accounting and legal services fees	8,797
Other liabilities and accrued expenses	109,063
Total liabilities	98,310,366
Net assets	$153,000,272
Net assets consist of
Paid-in capital	$175,067,709
Total distributable earnings (loss)	(22,067,437)
Net assets	$153,000,272

Net asset value per share
Based on 11,646,585 shares of beneficial interest outstanding - unlimited number of shares authorized with no par value	$13.14
36	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-22 (unaudited)

Investment income
Interest	$5,131,212
Dividends	56,875
Less foreign taxes withheld	(1,515)
Total investment income	5,186,572
Expenses
Investment management fees	687,030
Interest expense	386,819
Accounting and legal services fees	11,773
Transfer agent fees	30,109
Trustees’ fees	19,490
Custodian fees	15,790
Printing and postage	12,799
Professional fees	36,059
Stock exchange listing fees	11,787
Other	6,694
Total expenses	1,218,350
Less expense reductions	(11,708)
Net expenses	1,206,642
Net investment income	3,979,930
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(1,166,336)
(1,166,336)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(27,634,343)
(27,634,343)
Net realized and unrealized loss	(28,800,679)
Decrease in net assets from operations	$(24,820,749)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	37

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-22 (unaudited)	Year ended 10-31-21
Increase (decrease) in net assets
From operations
Net investment income	$3,979,930	$8,293,699
Net realized gain (loss)	(1,166,336)	4,274,511
Change in net unrealized appreciation (depreciation)	(27,634,343)	(2,899,177)
Increase (decrease) in net assets resulting from operations	(24,820,749)	9,669,033
Distributions to shareholders
From earnings	(7,340,844)	(10,281,607)
Total distributions	(7,340,844)	(10,281,607)
Total decrease	(32,161,593)	(612,574)
Net assets
Beginning of period	185,161,865	185,774,439
End of period	$153,000,272	$185,161,865
Share activity
Shares outstanding
Beginning of period	11,646,585	11,646,585
End of period	11,646,585	11,646,585
38	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CASH FLOWS For the six months ended   4-30-22 (unaudited)

Cash flows from operating activities
Net decrease in net assets from operations	$(24,820,749)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Long-term investments purchased	(81,970,545)
Long-term investments sold	78,917,051
Net purchases and sales of short-term investments	6,883,000
Net amortization of premium (discount)	5,175,834
(Increase) Decrease in assets:
Dividends and interest receivable	76,658
Receivable for investments sold	(42,600)
Other assets	(10,896)
Increase (Decrease) in liabilities:
Payable for investments purchased	(1,192,454)
Payable for delayed delivery securities purchased	(4,986,584)
Interest payable	37,276
Payable to affiliates	(1,674)
Other liabilities and accrued expenses	(38,436)
Net change in unrealized (appreciation) depreciation on:
Unaffiliated investments	27,634,343
Net realized (gain) loss on:
Unaffiliated investments	1,166,336
Net cash provided by operating activities	$6,826,560
Cash flows provided by (used in) financing activities
Distributions to shareholders	$(7,340,844)
Net cash used in financing activities	$(7,340,844)
Net decrease in cash	$(514,284)
Cash at beginning of period	$519,323
Cash at end of period	$5,039
Supplemental disclosure of cash flow information:
Cash paid for interest	$(349,543)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	39

Financial highlights
Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$15.90	$15.95	$15.57	$14.22	$15.57	$15.49
Net investment income[2]	0.34	0.71	0.65	0.60	0.66	0.75
Net realized and unrealized gain (loss) on investments	(2.47)	0.12	0.48	1.42	(1.27)	0.14
Total from investment operations	(2.13)	0.83	1.13	2.02	(0.61)	0.89
Less distributions
From net investment income	(0.41)	(0.84)	(0.75)	(0.67)	(0.74)	(0.81)
From net realized gain	(0.22)	(0.04)	—	—	—	—
Total distributions	(0.63)	(0.88)	(0.75)	(0.67)	(0.74)	(0.81)
Net asset value, end of period	$13.14	$15.90	$15.95	$15.57	$14.22	$15.57
Per share market value, end of period	$12.91	$15.46	$15.44	$14.58	$13.14	$14.81
Total return at net asset value (%)[3,4]	(13.80)[5]	5.36	7.78	14.84	(3.76)	6.28
Total return at market value (%)[3]	(12.90)[5]	5.83	11.42	16.37	(6.50)	9.82
Ratios and supplemental data
Net assets, end of period (in millions)	$153	$185	$186	$181	$166	$181
Ratios (as a percentage of average net assets):
Expenses before reductions	1.43[6]	1.30	1.67	2.55	2.34	1.82
Expenses including reductions[7]	1.41[6]	1.29	1.66	2.54	2.32	1.81
Net investment income	4.66[6]	4.42	4.15	3.99	4.44	4.87
Portfolio turnover (%)	30	60	66	50	68	47
Senior securities
Total debt outstanding end of period (in millions)	$91	$91	$91	$91	$91	$91
Asset coverage per $1,000 of debt[8]	$2,676	$3,028	$3,035	$2,986	$2,814	$2,987

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total return based on net asset value reflects changes in the fund’s net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that distributions from income, capital gains and tax return of capital, if any, were reinvested.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Expenses including reductions excluding interest expense were 0.96% (annualized), 0.94%, 0.95%, 0.98%, 1.01% and 0.99% for the periods ended 4-30-22, 10-30-21, 10-31-20, 10-31-19, 10-31-18 and 10-31-17, respectively.
[8]	Asset coverage equals the total net assets plus borrowings divided by the borrowings of the fund outstanding at period end (Note 7). As debt outstanding changes, the level of invested assets may change accordingly. Asset coverage ratio provides a measure of leverage.
40	JOHN HANCOCK Income Securities Trust | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Income Securities Trust (the fund) is a closed-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act).
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or
SEMIANNUAL REPORT | JOHN HANCOCK Income Securities Trust	41

methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2022, by major security category or type:
	Total value at 4-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$39,559,857	—	$39,559,857	—
Foreign government obligations	1,155,592	—	1,155,592	—
Corporate bonds	155,212,253	—	155,212,253	—
Municipal bonds	850,863	—	850,863	—
Term loans	2,335,851	—	2,335,851	—
Collateralized mortgage obligations	19,709,055	—	19,709,055	—
Asset backed securities	20,667,814	—	20,667,814	—
Common stocks	294,490	$294,490	—	—
Preferred securities	1,345,246	735,090	610,156	—
Escrow certificates	202	—	202	—
Short-term investments	7,928,000	—	7,928,000	—
Total investments in securities	$249,059,223	$1,029,580	$248,029,643	—
The fund holds liabilities for which the fair value approximates the carrying amount for financial statement purposes. As of April 30, 2022, the liability for the fund’s Liquidity agreement on the Statement of assets and liabilities is categorized as Level 2 within the disclosure hierarchy.
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these
42	JOHN HANCOCK Income Securities Trust | SEMIANNUAL REPORT

transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
SEMIANNUAL REPORT | JOHN HANCOCK Income Securities Trust	43

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a tax return of capital and/or capital gain, if any, are recorded as a reduction of cost of investments and/or as a realized gain, if amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdrafts. Pursuant to the custodian agreement, the fund’s custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Statement of cash flows. A Statement of cash flows is presented when a fund has a significant amount of borrowing during the period, based on the average total borrowing in relation to total assets, or when a certain percentage of the fund’s investments is classified as Level 3 in the fair value hierarchy. Information on financial transactions that have been settled through the receipt and disbursement of cash is presented in the Statement of cash flows. The cash amount shown in the Statement of cash flows is the amount included in the fund’s Statement of assets and liabilities and represents the cash on hand at the fund’s custodian and does not include any short-term investments or collateral on derivative contracts, if any.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
44	JOHN HANCOCK Income Securities Trust | SEMIANNUAL REPORT

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.
Note 3—Guarantees and indemnifications
Under the fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. The Advisor is an indirect, principally owned subsidiary of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation (MFC).
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of (a) 0.650% of the ﬁrst $150 million of the fund’s average daily managed assets (net assets plus borrowings under the Liquidity Agreement (see Note 7), (b) 0.375% of the next $50 million of the fund’s average daily managed assets, (c) 0.350% of the next $100 million of the fund’s average daily managed assets and (d) 0.300% of the fund’s average daily managed assets in excess of $300 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of MFC and an afﬁliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The expense reductions described above amounted to $11,708 for the six months ended April 30, 2022.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2022, were equivalent to a net annual effective rate of 0.52% of the fund’s average daily managed net assets.
SEMIANNUAL REPORT | JOHN HANCOCK Income Securities Trust	45

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the six months ended April 30, 2022, amounted to an annual rate of 0.01% of the fund’s average daily managed net assets.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. These Trustees receive from the fund and the other John Hancock closed-end funds an annual retainer. In addition, Trustee out-of-pocket expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
On March 12, 2015, the Board of Trustees approved a share repurchase plan, which is subsequently reviewed by the Board of Trustees each year in December. Under the current share repurchase plan, the fund may purchase in the open market, between January 1, 2022 and December 31, 2022, up to 10% of its outstanding common shares as of December 31, 2021. The share repurchase plan will remain in effect between January 1, 2022 and December 31, 2022.
During the six months ended April 30, 2022 and the year ended October 31, 2021, the fund had no activities under the repurchase program. Shares repurchased and corresponding dollar amounts, if any, are included on the Statements of changes in net assets.
Note 6—Leverage risk
The fund utilizes a Liquidity Agreement (LA) to increase its assets available for investment. When the fund leverages its assets, shareholders bear the expenses associated with the LA and have potential to benefit or be disadvantaged from the use of leverage. The Advisor’s fee is also increased in dollar terms from the use of leverage. Consequently, the fund and the Advisor may have differing interests in determining whether to leverage the fund’s assets. Leverage creates risks that may adversely affect the return for the holders of shares, including:
•	the likelihood of greater volatility of NAV and market price of shares;
•	fluctuations in the interest rate paid for the use of the LA;
•	increased operating costs, which may reduce the fund’s total return;
•	the potential for a decline in the value of an investment acquired through leverage, while the fund’s obligations under such leverage remains fixed; and
•	the fund is more likely to have to sell securities in a volatile market in order to meet asset coverage or other debt compliance requirements.
To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the fund’s return will be greater than if leverage had not been used; conversely, returns would be lower if the cost of the leverage exceeds the income or capital appreciation derived. The use of securities lending to obtain leverage in the fund’s investments may subject the fund to greater risk of loss than would reinvestment of collateral in short term highly rated investments.
In addition to the risks created by the fund’s use of leverage, the fund is subject to the risk that it would be unable to timely, or at all, obtain replacement financing if the LA is terminated. Were this to happen, the fund would be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the fund’s ability to generate income from the use of leverage would be adversely affected.
Note 7—Liquidity Agreement
The fund has entered into a Liquidity Agreement (LA) with State Street Bank and Trust Company (SSB) that allows it to borrow or otherwise access up to $91.3 million (maximum facility amount) through a line of credit, securities lending and reverse repurchase agreements. The amounts outstanding at April 30, 2022 are shown in the
46	JOHN HANCOCK Income Securities Trust | SEMIANNUAL REPORT

Statement of assets and liabilities as the Liquidity agreement.
The fund pledges its assets as collateral to secure obligations under the LA. The fund retains the risks and rewards of the ownership of assets pledged to secure obligations under the LA and makes these assets available for securities lending and reverse repurchase transactions with SSB acting as the fund’s authorized agent for these transactions. All transactions initiated through SSB are required to be secured with cash collateral received from the securities borrower (the Borrower) or cash is received from the reverse repurchase agreement (Reverse Repo) counterparties. Securities lending transactions will be secured with cash collateral in amounts at least equal to 100% of the market value of the securities utilized in these transactions. As of April 30, 2022, cash received by SSB from securities lending or Reverse Repo transactions of $17,747,396 is credited against the amounts borrowed under the line of credit and $73,552,604 is the remaining conventional loan balance.
Upon return of securities by the Borrower or Reverse Repo counterparty, SSB will return the cash collateral to the Borrower or proceeds from the Reverse Repo, as applicable, which will eliminate the credit against the line of credit and will cause the drawdowns under the line of credit to increase by the amounts returned. Income earned on the loaned securities is retained by SSB, and any interest due on the reverse repurchase agreements is paid by SSB.
SSB has indemnified the fund for certain losses that may arise if the Borrower or a Reverse Repo Counterparty fails to return securities when due. With respect to securities lending transactions, upon a default of the securities borrower, SSB uses the collateral received from the Borrower to purchase replacement securities of the same issue, type, class and series. If the value of the collateral is less than the purchase cost of replacement securities, SSB is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any of the fund’s losses on the reinvested cash collateral. Although the risk of the loss of the securities is mitigated by receiving collateral from the Borrower or proceeds from the Reverse Repo counterparty and through SSB indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the Borrower or Reverse Repo counterparty fails to return the securities on a timely basis.
Interest charged is at the rate of one month LIBOR (London Interbank Offered Rate) plus 0.600% and is payable monthly on the aggregate balance of the drawdowns outstanding under the LA. As of April 30, 2022, the fund had an aggregate balance of $91,300,000 at an interest rate of 1.40%, which is reflected in the Liquidity agreement on the Statement of assets and liabilities. During the six months ended April 30, 2022, the average balance of the LA and the effective average interest rate were $91,300,000 and 0.85%, respectively.
The fund may terminate the LA with 60 days’ notice. If certain asset coverage and collateral requirements, or other covenants are not met, the LA could be deemed in default and result in termination. Absent a default or facility termination event, SSB is required to provide the fund with 360 days’ notice prior to terminating the LA.
Due to the anticipated discontinuation of LIBOR, as discussed in Note 8, the LA may be amended to remove LIBOR as the reference rate for interest and to replace LIBOR with an alternative reference rate for interest mutually agreed upon by the fund and SSB. However, there remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate and the potential effect of a transition away from LIBOR on the fund and/or the LA cannot yet be fully determined.
Note 8—LIBOR Discontinuation Risk
The LA utilizes LIBOR as the reference or benchmark rate for interest rate calculations. LIBOR is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing most LIBOR maturities, including some US LIBOR maturities, on December 31, 2021, and is expected to cease publishing the remaining and most liquid US LIBOR maturities on June 30, 2023. It is expected that market participants such as the fund and SSB will transition to the use of alternative reference or benchmark rates prior to the applicable
SEMIANNUAL REPORT | JOHN HANCOCK Income Securities Trust	47

LIBOR publication cessation date. However, although regulators have encouraged the development and adoption of alternative rates, such as the Secured Overnight Financing Rate ("SOFR"), there is currently no definitive information regarding the future utilization of LIBOR or of any particular replacement rate.
Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation dates, the impact on the LA remains uncertain. It is expected that market participants will amend financial instruments referencing LIBOR, such as the LA, to include fallback provisions and other measures that contemplate the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. However, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. Certain proposed replacement rates to LIBOR, such as SOFR, which is a broad measure of secured overnight US Treasury repo rates, are materially different from LIBOR, and changes in the applicable spread for financial instruments transitioning away from LIBOR will need to be made to accommodate the differences. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition to replacement rates may be exacerbated if an orderly transition to an alternative reference rate is not completed in a timely manner.
As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate. The use of an alternative reference rate, or the transition process to an alternative reference rate, may result in increases to the interest paid by the fund pursuant to the LA and, therefore, may adversely affect the fund’s performance.
Note 9—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $38,907,766 and $35,101,401, respectively, for the six months ended April 30, 2022. Purchases and sales of U.S. Treasury obligations aggregated $43,062,779 and $43,815,650, respectively, for the six months ended April 30, 2022.
Note 10—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 11—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
Note 12—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference
48	JOHN HANCOCK Income Securities Trust | SEMIANNUAL REPORT

rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management expects that the adoption of the guidance will not have a material impact to the financial statements.
SEMIANNUAL REPORT | JOHN HANCOCK Income Securities Trust	49

Investment objective, principal investment strategies, and principal risks

Unaudited
Investment Objectives
The fund’s investment objective is to generate a high level of current income consistent with prudent investment risk.
Principal Investment Strategies
Under normal circumstances the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in income securities. This is a non-fundamental policy and may be changed by the Board of Trustees of the fund provided that shareholders are provided with at least 60 days prior written notice of any change as required by the rules under the 1940 Act. Not more than 20% of the Fund’s total assets will consist of such preferred securities and common stocks believed by the Fund to provide a sufficiently high yield to attain the Fund’s investment objective. Income securities will consist of the following: (i) marketable corporate debt securities, (ii) governmental obligations and (iii) cash and commercial paper.
The Fund will invest at least 75% of its net assets (plus borrowings for investment purposes) in debt securities that are rated, at the time of acquisition, investment grade (i.e., at least “Baa” by Moody’s Investors Service, Inc. (Moody’s) or “BBB” by Standard & Poor’s Global Ratings Inc. (S&P)), or in unrated securities determined by the Fund’s investment advisor or subadvisor to be of comparable credit quality. The Fund can invest up to 25% of its net assets (plus borrowings for investment purposes) in debt securities that are rated, at the time of acquisition, below investment grade (junk bonds) (i.e., rated “Ba” or lower by Moody’s or “BB” or lower by S&P), or in unrated securities determined by the Fund’s advisor or subadvisor to be of comparable quality.
Although the Fund will focus on securities of U.S. issuers, the Fund may invest in securities of corporate and governmental issuers located outside the United States that are payable in U.S. dollars, including emerging markets. The Fund may also invest in mortgage-backed and asset-backed securities, including collateralized mortgage obligations. In addition, the Fund may invest in repurchase agreements.
The Fund may also invest in derivatives such as swaps and reverse repurchase agreements. The Fund intends to use reverse repurchase agreements to obtain investment leverage either alone and/or in combination with other forms of investment leverage or for temporary purposes. The Fund utilizes a liquidity agreement to increase its assets available for investments, and may also seek to obtain additional income or portfolio leverage by making secured loans of its portfolio securities with a value of up to 33 1/3% of its total assets. The Fund may also invest up to 20% of its total assets in illiquid securities.
The Advisor may also take into consideration environmental, social, and/or governance (“ESG”) factors, alongside other relevant factors, as part of its investment selection process. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments.
Principal Risks
As is the case with all exchange-listed closed-end funds, shares of this fund may trade at a discount or a premium to the fund’s net asset value (NAV). An investment in the fund is subject to investment and market risks, including the possible loss of the entire principal invested.
The fund’s main risks are listed below in alphabetical order, not in order of importance.
Changing distribution level & return of capital risk. There is no guarantee prior distribution levels will be maintained, and distributions may include a substantial tax return of capital. A return of capital is the return of all or a portion of a shareholder’s investment in the fund.
50	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.
Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, and affect fund performance. For example, the coronavirus (COVID-19) pandemic has resulted and may continue to result in significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other preexisting political, social, and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment.
Emerging Markets risk. The risks of investing in foreign securities are magnified in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment and greater social, economic, and political uncertainties than more developed countries.
Equity securities risk. The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions.
ESG integration risk. The Advisor may consider ESG factors that it deems relevant or additive, along with other material factors and analysis, when managing the fund. The manager may consider these ESG factors on all or a meaningful portion of the fund’s investments. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time, and different ESG characteristics may be relevant to different investments. Incorporating ESG criteria and making investment decisions based on certain ESG characteristics, as determined by the Advisor, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize ESG criteria or an ESG investment strategy.
Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payment or repay all or any of the principal borrowed. Changes in a security’s credit qualify may adversely affect fund performance. Additionally, the value of inflation-indexed securities is subject to the effects of changes in market interest rates caused by factors other than inflation (“real interest rates”). Generally, when real interest rates rise, the value of inflation-indexed securities will fall and the fund’s value may decline as a result of this exposure to these securities.
Foreign securities risk. Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of
SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	51

foreign securities. If applicable, depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: swaps and reverse repurchase agreements. Swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. An event of default or insolvency of the counterparty to a reverse repurchase agreement could result in delays or restrictions with respect to the fund’s ability to dispose of the underlying securities. In addition, a reverse repurchase agreement may be considered a form of leverage and may, therefore, increase fluctuations in the fund’s NAV.
Illiquid and restricted securities risk. Illiquid and restricted securities may be difficult to value and may involve greater risks than liquid securities. Illiquidity may have an adverse impact on a particular security’s market price and the fund’s ability to sell the security.
Leveraging risk. Issuing preferred shares or using derivatives may result in a leveraged portfolio. Leveraging long exposures increases a fund’s losses when the value of its investments declines. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The fund also utilizes a Liquidity Agreement to increase its assets available for investment. See “Note 6 —Leverage risk” above.
LIBOR discontinuation risk. The publication of the London Interbank Offered Rate (LIBOR), which many debt securities, derivatives and other financial instruments use as the reference or benchmark rate for interest rate calculations, was discontinued for most maturities at the end of 2021, and is expected to be discontinued on June 30, 2023 for the remaining maturities. The transition process away from LIBOR may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates, and the eventual use of an alternative reference rate may adversely affect the fund’s performance. In addition, the usefulness of LIBOR may deteriorate in the period leading up to its discontinuation, which could adversely affect the liquidity or market value of securities that use LIBOR.
Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities.
Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.
Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks. Factors that impact the value of these securities include interest rate changes, the reliability of available information, credit quality or enhancement, and market perception.
Preferred and convertible securities risk. Preferred stock dividends are payable only if declared by the issuer’s board. Preferred stock may be subject to redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. Convertible preferred stock’s value can depend heavily upon the underlying common stock’s value.
52	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT

U.S. Government agency obligations risk. U.S. government-sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks, although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt securities that they issue are neither guaranteed nor issued by the U.S. government. Such debt securities are subject to the risk of default on the payment of interest and/or principal, similar to the debt securities of private issuers. The maximum potential liability of the issuers of some U.S. government obligations may greatly exceed their current resources, including any legal right to support from the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government-sponsored entities in the future.
SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	53

ADDITIONAL INFORMATION

Unaudited
The fund is a closed-end, diversified management investment company, common shares of which were initially offered to the public on February 14, 1973, and are publicly traded on the New York Stock Exchange (the NYSE).
Dividends and distributions
During the six months ended April 30, 2022, distributions from net investment income totaling $0.4056 per share and distributions from capital gains totaling $0.2247 per share were paid to shareholders. The dates of payments and the amounts per share were as follows:
Payment Date	Income Distributions
December 31, 2021	$0.2276
March 31, 2022	0.1780
Total	$0.4056

Payment Date	Additional Distributions
December 31, 2021	$0.2247

Total	$0.6303
Shareholder communication and assistance
If you have any questions concerning the fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the fund to the transfer agent at:
Regular Mail:
Computershare
P.O. Box 505000
Louisville, KY 40233
Registered or Overnight Mail:
Computershare
462 South 4th Street, Suite 1600
Louisville, KY 40202
If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.
54	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT

SHAREHOLDER MEETING

The fund held its Annual Meeting of Shareholders on Monday, February 14, 2022. The following proposal was considered by the shareholders:
THE PROPOSAL PASSED ON FEBRUARY 14, 2022
Proposal: To elect eleven (11) Trustees to serve until their respective successors have been duly elected and qualified.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
James R. Boyle	8,994,948.435	94,633.729
Peter S. Burgess	8,961,775.211	127,806.953
William H. Cunningham	8,947,662.435	141,919.729
Grace K. Fey	8,982,865.402	106,716.762
Deborah C. Jackson	8,975,428.435	114,153.729
Hassell H. McClellan	8,958,951.435	130,630.729
Steven R. Pruchansky	8,960,169.435	129,412.729
Frances G. Rathke	8,987,481.435	102,100.729
Gregory A. Russo	8,975,859.435	113,722.729

Non-Independent Trustee
Andrew G. Arnott	8,979,217.435	110,364.729
Marianne Harrison	8,982,776.435	106,805.729
SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	55

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Jeffrey N. Given, CFA
Howard C. Greene, CFA
Connor Minnaar, CFA
Custodian
State Street Bank and Trust Company
Transfer agent
Computershare Shareowner Services, LLC
Legal counsel
K&L Gates LLP
Stock symbol
Listed New York Stock Exchange: JHS

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-852-0218.
The report is certified under the Sarbanes-Oxley Act, which requires closed-end funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.
You can also contact us:
800-852-0218	Regular mail:	Express mail:
jhinvestments.com	Computershare P.O.Box 505000 Louisville, KY 40233	Computershare 462 South 4th Street, Suite 1600 Louisville, KY 40202
56	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
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Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management LLC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
MF2182007	P6SA 4/22
6/2022

ITEM 2. CODE OF ETHICS.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable.

(g)Not Applicable

(h)Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not applicable.

(b)Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)Not applicable.

			Total number of	Maximum number of
	Total number of	Average price per	shares purchased	shares that may yet
			as part of publicly	be purchased under
Period	shares purchased	share	announced plans*	the plans
Nov-21	-	-	-	1,164,659
Dec-21	-	-	-	1,164,659

Jan-22	-	-	-	1,164,659
Feb-22	-	-	-	1,164,659
Mar-22	-	-	-	1,164,659
Apr-22	-	-	-	1,164,659
Total	-	-

*In March 2015, the Board of Trustees approved a share repurchase plan, which has been subsequently reviewed and approved by the Board of Trustees. Under the current share repurchase plan, the Fund may purchase in the open market up to 10% of its outstanding common shares as of December 31, 2021. The current share plan will remain in effect between January 1, 2022 and December 31, 2022.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter."

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Fund did not participate directly in securities lending activities. See Note 7 to financial statements in Item 1.

ITEM 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter."

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Income Securities Trust

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President
Date:	June 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
-------------------------------
Andrew Arnott
President
Date:	June	22, 2022
By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer
Date:	June	22, 2022